    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 23, 2004

                       1933 ACT REGISTRATION NO. 333-49230
                       1940 ACT REGISTRATION NO. 811-07975

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       PRE-EFFECTIVE AMENDMENT NO. ___ [ ]


                       POST-EFFECTIVE AMENDMENT NO. 10 [X]


                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                       POST-EFFECTIVE AMENDMENT NO. 44 [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                    PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-7333

    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-4708

                              (Name and address of
                               agent for service)
                                   Copies to:
                             C. CHRISTOPHER SPRAGUE
                        VICE PRESIDENT, CORPORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-4940

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on _________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[X] on May 1, 2004 pursuant to paragraph (a) (1) of Rule 485


If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

STRATEGIC PARTNERS(SM)


ANNUITY ONE 3

VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2004


THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY). PRUCO LIFE OF NEW JERSEY IS AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------


Strategic Partners Annuity One offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds managed by these leading asset managers:

PRUDENTIAL INVESTMENTS LLC
JENNISON ASSOCIATES LLC
A I M CAPITAL MANAGEMENT, INC.
ALLIANCE CAPITAL MANAGEMENT, L.P.
CALAMOS ASSET MANAGEMENT, INC.
DAVIS ADVISORS
DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES LIMITED

THE DREYFUS CORPORATION


GE ASSET MANAGEMENT, INCORPORATED


GOLDMAN SACHS ASSET MANAGEMENT, L.P.


HOTCHKIS AND WILEY CAPITAL MANAGEMENT LLC

INVESCO FUNDS GROUP, INC.
JANUS CAPITAL MANAGEMENT LLC

J.P. MORGAN INVESTMENT MANAGEMENT INC.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS)
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)
SALOMON BROTHERS ASSET MANAGEMENT INC.


You may choose between two basic versions of Strategic Partners Annuity One. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Annuity One, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.


PLEASE READ THIS PROSPECTUS
------------------------------------------------------------


Please read this prospectus before purchasing a Strategic Partners Annuity One variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears on page 13 of this prospectus.



TO LEARN MORE ABOUT STRATEGIC PARTNERS ANNUITY ONE

------------------------------------------------------------


To learn more about the Strategic Partners Annuity One variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 450 5th Street N.W., Washington, D.C. 20549-0102. You may obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on page 70 of this prospectus.


FOR A FREE COPY OF THE SAI CALL US AT:
------------------------------------------------------------

- (888) PRU-2888 or write to us at:

- Prudential Annuity Service Center
  P.O. Box 7960
  Philadelphia, PA 19101


THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ANNUITY ONE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA.                                                              ORD01182NY

CONTENTS
--------------------------------------------------------------------------------



                                       PART I: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS
                                       ------------------------------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary........................................              6
                                                Summary.........................................             10
                                                Risk Factors....................................             13
                                                Summary Of Contract Expenses....................             14
                                                Expense Examples................................             18

                                       PART II: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS
                                       ------------------------------------------------------------------------

                                       SECTIONS 1-9
                                       ---------------------------------------------------------

                                           Section 1: What Is The Strategic Partners Annuity One
                                             Variable Annuity?..................................             24
                                                Short Term Cancellation Right or "Free Look"....             25

                                           Section 2: What Investment Options Can I Choose?.....             26
                                                Variable Investment Options.....................             26
                                                Fixed Interest Rate Options.....................             35
                                                Market Value Adjustment Option..................             36
                                                Transfers Among Options.........................             37
                                                Additional Transfer Restrictions................             38
                                                Dollar Cost Averaging...........................             39
                                                Asset Allocation Program........................             39
                                                Auto-Rebalancing................................             39
                                                Voting Rights...................................             40
                                                Substitution....................................             40

                                           Section 3: What Kind Of Payments Will I Receive
                                             During The Income Phase? (Annuitization)...........             41
                                             Payment Provisions.................................             41
                                             Payment Provisions Without the Guaranteed Minimum
                                                  Income Benefit................................             41
                                                Option 1: Annuity Payments for a Fixed Period...             41
                                                Option 2: Life Income Annuity Option............             41
                                                Other Annuity Options...........................             41
                                                Tax Considerations..............................             41
                                             Guaranteed Minimum Income Benefit..................             42
                                                GMIB Roll-Up....................................             42
                                                GMIB Option 1: Single Life Payout Option........             44
                                                GMIB Option 2: Joint Life Payout Option.........             44
                                             Income Appreciator Benefit.........................             45
                                             How We Determine Annuity Payments..................             47

                                           Section 4: What Is The Death Benefit?................             49
                                                Beneficiary.....................................             49
                                                Calculation of the Death Benefit................             49
                                                Guaranteed Minimum Death Benefit................             49
                                                  GMDB Step-Up..................................             49
                                                Special Rules If Joint Owners...................             50
                                                Payout Options..................................             50
                                                Spousal Continuance Benefit.....................             51

                                           Section 5: How Can I Purchase A Strategic Partners
                                             Annuity One Contract?..............................             53
                                                Purchase Payments...............................             53
                                                Allocation of Purchase Payments.................             53
                                                Credits.........................................             53
                                                Calculating Contract Value......................             54

--------------------------------------------------------------------------------


                                           Section 6: What Are The Expenses Associated With The
                                             Strategic Partners Annuity One Contract?...........             55
                                                Insurance and Administrative Charge.............             55
                                                Withdrawal Charge...............................             56
                                                Contract Maintenance Charge.....................             57
                                                Guaranteed Minimum Income Benefit Charge........             57
                                                Income Appreciator Benefit Charge...............             57
                                                Taxes Attributable to Premium...................             58
                                                Transfer Fee....................................             58
                                                Company Taxes...................................             58
                                                Underlying Mutual Fund Fees.....................             58

                                           Section 7: How Can I Access My Money?................             59
                                                Withdrawals During the Accumulation Phase.......             59
                                                Automated Withdrawals...........................             59
                                                Income Appreciator Benefit Options During the
                                                  Accumulation Phase............................             59
                                                Suspension of Payments or Transfers.............             61

                                           Section 8: What Are The Tax Considerations Associated
                                             With The Strategic Partners Annuity One
                                             Contract?..........................................             62
                                                Contracts Owned by Individuals (Not Associated
                                                  with Tax-Favored Retirement Plans)............             62
                                                Contracts Held by Tax-Favored Plans.............             64

                                           Section 9: Other Information.........................             68
                                                Pruco Life Insurance Company of New Jersey......             68
                                                The Separate Account............................             68
                                                Sale and Distribution of the Contract...........             68
                                                Litigation......................................             69
                                                Assignment......................................             69
                                                Financial Statements............................             69
                                                Statement of Additional Information.............             70
                                                Householding....................................             70
                                                Market Value Adjustment Formula.................             71
                                                IRA Disclosure Statement........................             73

                                           Appendix.............................................             77
                                                Accumulation Unit Values........................             77

                                           Hypothetical Illustration............................  [to be added]

                       This page intentionally left blank

PART I SUMMARY
--------------------------------------------------------------------------------

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE


When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.


ANNUITANT


The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.


ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.


CO-ANNUITANT



The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.


CONTRACT DATE


The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.


CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make. This version has higher withdrawal charges and insurance and administrative costs, and may provide lower interest rates for fixed rate options than the Contract Without Credit.

CONTRACT WITHOUT CREDIT


A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.


CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


DEATH BENEFIT


If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, proportionately reduced by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See "What Is The Death Benefit?" on page 49.


DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)


An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.


FIXED INTEREST RATE OPTIONS


Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.


GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEE PERIOD


A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.



GUARANTEED MINIMUM DEATH BENEFIT (GMDB)


An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

GMDB PROTECTED VALUE


The amount guaranteed under the Guaranteed Minimum Death Benefit, which equals the GMDB step-up value. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.


GMDB STEP-UP


We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).



GUARANTEED MINIMUM INCOME BENEFIT (GMIB)



An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.


GMIB PROTECTED VALUE


We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.



     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments. Any withdrawals in subsequent contract years will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.



GMIB RESET



You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current

GLOSSARY CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value.


GMIB ROLL-UP


We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced by the effect of withdrawals.


INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that may provide a supplemental income benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM


A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.


IAB CREDIT


An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.


INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS


Your purchase payments (which we define below) less any deduction we make for any tax charge.


JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. The joint owner may be the owner's spouse, but need not be.

MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION


Under the Contract Without Credit, this investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.


NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is 888-PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS


The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.


SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


STATEMENT OF ADDITIONAL INFORMATION


A document containing certain additional information about the Strategic Partners Annuity One variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.


TAX DEFERRAL


This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract," on page 62.


VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



SUMMARY FOR SECTIONS 1-9

--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.


SECTION 1
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY?



The Strategic Partners Annuity One variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.



   There are two basic versions of the Strategic Partners Annuity One variable annuity.


Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,


- may provide lower interest rates for fixed interest rate options than the Contract Without Credit, and



-  does not offer the market value adjustment option.


Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.


- may provide higher interest rates for fixed interest rate options than the Contract With Credit, and


-  offers the market value adjustment option.


   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value including an investment in the Prudential Series Fund Money Market Portfolio variable investment option.


   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least 3%.



   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.


   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.


   The contract offers a choice of income and death benefit options, which may also be available to you.



   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.



   If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). This time period is referred to as the "Free Look" period.



   Pruco Life of New Jersey offers several different annuities which your representative may be authorized to offer to you. Each annuity has different features and

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection and the ability to access your annuity's contract value. The compensation paid to your representative also may be different between each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage.


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any or all of the following variable investment options:

The Prudential Series Fund, Inc.


   Jennison Portfolio


   Prudential Equity Portfolio

   Prudential Global Portfolio

   Prudential Money Market Portfolio

   Prudential Stock Index Portfolio


   Prudential Value Portfolio


   SP Aggressive Growth Asset Allocation Portfolio

   SP AIM Aggressive Growth Portfolio

   SP AIM Core Equity Portfolio

   SP Alliance Large Cap Growth Portfolio


   SP Balanced Asset Allocation Portfolio


   SP Conservative Asset Allocation Portfolio

   SP Davis Value Portfolio

   SP Deutsche International Equity Portfolio


   SPGoldman Sachs Small Cap Value Portfolio (formerly SP Small/Mid Cap Value
     Portfolio)


   SP Growth Asset Allocation Portfolio

   SP INVESCO Small Company Growth Portfolio

   SP Jennison International Growth Portfolio

   SP Large Cap Value Portfolio


   SP MFS Capital Opportunities Portfolio



   SP Mid Cap Growth Portfolio


   SP PIMCO High Yield Portfolio

   SP PIMCO Total Return Portfolio

   SP Prudential U.S. Emerging Growth Portfolio


   SP Strategic Partners Focused Growth Portfolio



   SPTechnology Portfolio (formerly SP Alliance Technology Portfolio)



Janus Aspen Series



   Growth Portfolio -- Service Shares



   You may also invest your money in fixed interest rate options or in a market value adjustment option.



   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.


SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.


   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB) and the Income Appreciator Benefit. The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value " applied to the GMIB guaranteed annuity purchase rates. The Income Appreciator Benefit may provide an additional income amount during the accumulation phase or upon annuitization. See "What Kind Of Payments Will I Receive During The Income Phase" on page 41.


SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner or first to die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance and administra-

SUMMARY FOR SECTIONS 1-9 CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



tive cost, a potentially larger Guaranteed Minimum Death Benefit. The base death benefit equals the total invested purchase payments proportionally reduced by withdrawals. The Guaranteed Minimum Death Benefit is equal to the "GMDB protected value." On the date we receive proof of death, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if in addition to certain other conditions:


  (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or

  (2) there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary under the contract.


The benefit is described on page 49.



SECTION 5
HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE CONTRACT?



You can purchase this contract under most circumstances with a minimum initial purchase payment of $10,000. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.



   You may purchase this contract only if the oldest of the owner, joint owner or annuitant are age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.



SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE
CONTRACT?


The contract has insurance features and investment features, both of which have related costs and charges.


- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $75,000. This charge is currently equal to the lesser of $30 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $75,000 or more.


- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit option that you choose. The daily cost is equivalent to an annual charge, as follows:


   --  1.4% if you choose the base death benefit,



   --  1.65% if you choose the step-up Guaranteed Minimum Death Benefit option.


   We impose an additional insurance and administrative cost of 0.10% annually for the Contract With Credit.


- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts) of the average GMIB protected value.



- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.



-  There are also expenses associated with the mutual funds. For 2003, the fees
   of these funds ranged on an annual basis from    % to    % of fund assets,
   which are reduced by expense reimbursements or waivers to    % to    %. These
   reimbursements or waivers may be terminated at any time.


- If you withdraw money less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit.


   For more information, including details about other possible charges under the contract, see "Summary of Contract Expenses" on page 14 and "What Are The

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



Expenses Associated With The Strategic Partners Annuity One Contract?" on page
55.


SECTION 7
HOW CAN I ACCESS MY MONEY?


You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase payment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%.


   Under the market value adjustment option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.


SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE CONTRACT?



Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age
59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth
IRAs), are taxable and subject to the 10% penalty if withdrawn prior to age
59 1/2.


SECTION 9
OTHER INFORMATION


This contract is issued by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey), an indirect subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.


RISK FACTORS

There are various risks associated with an investment in the market value adjustment option that we summarize below.


   Issuer Risk. The market value adjustment option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life of New Jersey, and thus backed by the financial strength of that company. If Pruco Life of New Jersey were to experience significant financial adversity, it is possible that Pruco Life of New Jersey's ability to pay interest and principal under the market value adjustment option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.


   Risks Related to Changing Interest Rates. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life of New Jersey holds to support the market value adjustment option. Nonetheless, the market value adjustment formula (which is detailed in the appendix to this prospectus) reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.


   Risks Related to the Withdrawal Charge. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



SUMMARY OF CONTRACT EXPENSES

--------------------------------------------------------------------------------


THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS AND EXPENSES YOU WILL PAY FOR STRATEGIC PARTNERS ANNUITY ONE. THE FOLLOWING TABLES DESCRIBE THE MAXIMUM FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.



For more detailed information, including additional information about current and maximum charges, see "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" on page 55. The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


                       CONTRACTOWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE(1)
------------------------------------------------------------
           NUMBER OF
            CONTRACT              CONTRACT       CONTRACT
      ANNIVERSARIES SINCE           WITH         WITHOUT
        PURCHASE PAYMENT           CREDIT         CREDIT
      -------------------         ---------   --------------
               0                      8%          7%
               1                      8%          6%
               2                      8%          5%
               3                      8%          4%
               4                      7%          3%
               5                      6%          2%
               6                      5%          1%
               7                      0%          0%

MAXIMUM TRANSFER FEE
------------------------------------------------------------
         EACH TRANSFER AFTER 12(2)               $ 30.00






1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" on page 56.



2: Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can raise that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing and do not count them toward the limit of 12 free transfers per year.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.


MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE UPON FULL
  WITHDRAWAL(3)
--------------------------------------------------------------------------
                                                                $ 30.00
ANNUAL INSURANCE AND ADMINISTRATIVE EXPENSES
--------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE IN
             VARIABLE INVESTMENT OPTIONS
         Base Death Benefit:                                       1.40%
         Guaranteed Minimum Death Benefit Option--Step-Up:         1.65%
         Additional Charge for Contract With Credit(4)             0.10%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(5) (for contracts sold prior to May 1, 2004)
--------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE           0.45%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(5) (for contracts sold on or after May 1, 2004)
--------------------------------------------------------------------------
                                                                   0.50%
ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(6)
--------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE CONTRACT VALUE                 0.25%



3: We currently assess a fee of $30 against contracts valued less than $75,000 (or 2% of contract value, if less).



4: We impose this additional charge of 0.10% annually on the Contract With Credit, irrespective of which death benefit option you choose.



5: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts), of the average GMIB protected value which is calculated daily and generally is equal to the GMIB roll-up value. The fee is withdrawn from each variable investment option in the same proportion as the contract value allocated to that variable investment option represents to the total contract value in all variable investment options. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a 200% cap of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. When the GMIB roll-up is increasing at an effective annual interest rate of 5%, the reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. See "Effect of Withdrawals" on page 42. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.



6: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

SUMMARY OF CONTRACT EXPENSES CONTINUED


--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES



The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2003. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One contract, and may vary from year to year.



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES             %         %



* Actual expenses for the mutual funds are lower due to certain expense reimbursements or waivers. Expense reimbursements or waivers are voluntary and may be terminated at any time. The minimum and maximum expenses, with expense reimbursements are 0.37% and 1.30%, respectively.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



ANNUAL MUTUAL FUND EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
                                  AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                            INVESTMENT         OTHER
                                                           ADVISORY FEES      EXPENSES      TOTAL EXPENSES
THE PRUDENTIAL SERIES FUND, INC.(1)
---------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio
         Prudential Equity Portfolio
         Prudential Global Portfolio
         Prudential Money Market Portfolio
         Prudential Stock Index Portfolio
         Prudential Value Portfolio
         SP Aggressive Growth Asset Allocation
           Portfolio(2)
         SP AIM Aggressive Growth Portfolio
         SP AIM Core Equity Portfolio
         SP Alliance Large Cap Growth Portfolio
         SP Balanced Asset Allocation Portfolio(2)
         SP Conservative Asset Allocation Portfolio(2)
         SP Davis Value Portfolio
         SP Deutsche International Equity Portfolio
         SP Goldman Sachs Small Cap Value Portfolio
           (formerly SP Small/Mid-Cap Value Portfolio)
         SP Growth Asset Allocation Portfolio(2)
         SP INVESCO Small Company Growth Portfolio
         SP Jennison International Growth Portfolio
         SP Large Cap Value Portfolio
         SP MFS Capital Opportunities Portfolio
         SP Mid Cap Growth Portfolio
         SP PIMCO High Yield Portfolio
         SP PIMCO Total Return Portfolio
         SP Prudential U.S. Emerging Growth Portfolio
         SP Strategic Partners Focused Growth Portfolio
         SP Technology Portfolio
           (formerly SP Alliance Technology Portfolio)



                                                            INVESTMENT         12B-1            OTHER               TOTAL
                                                           ADVISORY FEES        FEE            EXPENSES            EXPENSES
Janus Aspen Series(3,4)
---------------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio -- Service Shares



1. Each "SP" Portfolio of The Prudential Series Fund, Inc., has expense reimbursements in effect. These expense reimbursements are voluntary and may be terminated at any time. The expenses of each Series Fund Portfolio, including the effect of any expense reimbursements, are as follows:
[to be added]



2. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund, Inc. The Total Expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC.



3.



4.

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.



EXAMPLE 1a: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets


This example assumes that:

-  You invest $10,000 in the Contract With Credit,


-  You choose the Step-Up Guaranteed Minimum Death Benefit,



- You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after May 1, 2004),



-  You choose the Income Appreciator Benefit,


- You allocate all of your assets to the variable investment option having the maximum total operating expenses,

-  The investment has a 5% return each year,

-  The mutual fund's total operating expenses remain the same each year, and

-  You withdraw all your assets at the end of the indicated period.


EXAMPLE 1b: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


EXAMPLE 2a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit,


- You do not choose a Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit or Income Appreciator Benefit,


- You allocate all of your assets to the variable investment option having the maximum total operating expenses,

-  The investment has a 5% return each year,

-  The mutual fund's total operating expenses remain the same each year, and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


EXAMPLE 3a: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets



This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.



EXAMPLE 3b: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets



This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.


EXAMPLE 4a: Contract Without Credit: Base Death Benefit; and You Withdraw All Your Assets


This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.


EXAMPLE 4b: Contract Without Credit: Base Death Benefit; and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.


NOTES FOR EXPENSE EXAMPLES:


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.



The values shown in the 10 year column are the same for Example 1a and 1b, 2a and 2b, 3a and 3b, and 4a and 4b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal.



The examples use an average contract maintenance charge, which we calculated based on our estimate of the total contract fees we expect to collect in 2004. Based on these estimates, the contract maintenance charge is included as an annual charge of 0.035% of contract value.


Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.


A table of accumulation unit values appears in the Appendix to this prospectus.

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY



CONTRACT WITH CREDIT: STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION,
GUARANTEED MINIMUM INCOME BENEFIT, INCOME APPRECIATOR BENEFIT
---------------------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 1a:                         EXAMPLE 1b:
                                                    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                    -----------------------------------------------------------------------
                                                     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                    $        $        $        $        $       $         $         $



CONTRACT WITH CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 2a:                         EXAMPLE 2b:
                                                    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                    -----------------------------------------------------------------------
                                                     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                    $        $        $        $        $       $         $         $



CONTRACT WITHOUT CREDIT: STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION,
GUARANTEED MINIMUM INCOME BENEFIT, INCOME APPRECIATOR BENEFIT
------------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 3a:                         EXAMPLE 3b:
                                                       IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                       -----------------------------------------------------------------------
                                                        1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                       $        $        $        $        $       $         $         $



CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 4a:                         EXAMPLE 4b:
                                                       IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                       -----------------------------------------------------------------------
                                                        1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                       $        $        $        $        $       $         $         $

                       This page intentionally left blank

PART II SECTIONS 1-9
--------------------------------------------------------------------------------

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                       This page intentionally left blank

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9

        1:

WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE


        VARIABLE ANNUITY?
--------------------------------------------------------------------------------


THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).


Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract. (If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.)



   There are two basic versions of Strategic Partners Annuity One variable annuity.


Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,


- may provide a lower interest rate for the fixed interest rate options than the Contract Without Credit, and


-  does not offer the market value adjustment option.

   Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,


- may provide a higher interest rate for the fixed interest rate options than the Contract With Credit, and


-  offers the market value adjustment option.

   Unless we state otherwise, when we use the word contract, it applies to both versions.


   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.



   Strategic Partners Annuity One is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. The market value adjustment option is only available in the Contract Without Credit. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.


   Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.



   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.



SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"



If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive:


- the amount equal to the portion of the purchase payments including any fees or other charges, allocated to any of the fixed interest rate options, and

- the sum of (i) the difference between purchase payments received, including any fees or other charges, and the amounts allocated to the variable investment options, and (ii) the contract value as of the date the contract is mailed or delivered to us or to the representative who sold it to you.

   This amount will be reduced by any applicable federal and state income tax withholding and may be more or less than your original payment.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------


THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.



The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risk that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.



VARIABLE INVESTMENT OPTIONS



The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.



All the portfolios on the following chart, except for the Janus Aspen
Series -- Growth Portfolio are Prudential Series Fund portfolios. The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio and Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach. The SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio invest in other Prudential Series Fund Portfolios, and are managed by PI.



Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.



A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.



An affiliate of each of the funds may compensate Pruco Life of New Jersey based upon an annual percentage of the average assets held in the fund by Pruco Life of New Jersey under the contracts. These percentages may vary by fund and/or portfolio, and reflect administrative and other services we provide. With regard to its variable annuity contracts generally, Pruco Life of New Jersey receives fees that range from 0.05% to 0.40% annually for providing such services.



As detailed in the Prudential Series Fund prospectus, although the Series Fund Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
                                   Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the subadviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         GE Asset Management,
                                   capital. The portfolio invests at least 80% of its             Incorporated;
                                   investable assets in common stocks of major established        Jennison Associates
                                   corporations as well as smaller companies that the             LLC; Salomon Brothers
                                   subadvisers believe offer attractive prospects of              Asset Management Inc.
                                   appreciation. The Portfolio may invest up to 30% of its
                                   total assets in foreign securities. The Portfolio may also invest 20% of its investable assets in short, intermediate or long-term debt obligations, convertible and
                                   nonconvertible preferred stock and other equity-related
                                   securities. Up to 5% of these investable assets may be rated below investment grade. Debt securities rated below
                                   investment grade are considered speculative and are
                                   sometimes referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         Jennison Associates
                                   capital. The Portfolio invests primarily in common stocks      LLC
                                   (and their equivalents) of foreign and U.S. companies. When selecting stocks, the subadviser uses a growth approach
                                   which means that it looks for companies that have
                                   above-average growth prospects. Generally, the Portfolio
                                   invests in at least three countries, including the U.S., but may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S.
-----------------------------------------------------------------------------------------------------------------------
 MONEY MARKET                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 MANAGED INDEX                     PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Prudential Investment
                                   that generally correspond to the performance of                Management, Inc.
                                   publicly-traded common stocks. With the price and yield
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   PRUDENTIAL VALUE PORTFOLIO: seeks capital appreciation. The    Jennison Associates
                                   Portfolio invests primarily in common stocks that the          LLC
                                   subadviser believes are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk that "value" stocks can perform differently from the
                                   market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the subadviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks         Prudential
                                   capital appreciation by investing in large cap equity          Investments LLC
                                   Portfolios, international Portfolios, and small/mid cap
                                   equity Portfolios. The Portfolio seeks to achieve its
                                   investment objective by investing in several other Series
                                   Fund Portfolios ("Underlying Portfolios"). The large cap
                                   component is approximately 35% of the Portfolio, the
                                   international component is approximately 30% of the
                                   Portfolio, and the small/mid cap component is approximately
                                   35% of the Portfolio. The Portfolio's strategy of investing in combinations of Underlying Portfolios is intended to
                                   result in investment diversification that an investor could otherwise achieve only by holding numerous investments.
                                   Pertinent risks are those associated with each Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP AIM AGGRESSIVE GROWTH PORTFOLIO: seeks long-term growth     A I M Capital
                                   of capital. The Portfolio invests primarily in the common      Management, Inc.
                                   stocks of companies whose earnings the subadviser expects to grow more than 15% per year. Growth stocks may involve a
                                   higher level of risk than value stocks, because growth
                                   stocks tend to attract more attention and more speculative investments than value stocks. On behalf of the Portfolio, the subadviser invests in securities of small and medium
                                   sized growth companies, may invest up to 25% of the
                                   Portfolio's total assets in foreign securities and may
                                   invest up to 15% of the Portfolio's total assets in real
                                   estate investment trusts (REITs).
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    SP AIM CORE EQUITY PORTFOLIO: seeks growth of capital. The     A I M Capital
                                   Portfolio normally invests at least 80% of investable assets   Management, Inc.
                                   in equity securities, including convertible securities of
                                   established companies that have long-term above-average
                                   growth in earnings and growth companies that the subadviser believes have the potential for above-average growth in
                                   earnings. The Portfolio may invest up to 20% of its total
                                   assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP ALLIANCE LARGE CAP GROWTH PORTFOLIO: seeks growth of        Alliance Capital
                                   capital by pursuing aggressive investment policies. The        Management, L.P.
                                   Portfolio normally invests at least 80% of its investable
                                   assets in stocks of companies considered to have large
                                   capitalizations (i.e., similar to companies included in the
                                   S&P 500 Index). Unlike most equity funds, the Portfolio
                                   focuses on a relatively small number of intensively
                                   researched companies. The Portfolio usually invests in about
                                   40-60 companies, with the 25 most highly regarded of these companies generally constituting approximately 70% of the
                                   Portfolio's investable assets. Up to 15% of the Portfolio's total assets may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to provide a     Prudential
                                   balance between current income and growth of capital by        Investments LLC
                                   investing in fixed income Portfolios, large cap equity
                                   Portfolios, small/mid cap equity Portfolios, and
                                   international equity Portfolios. The Portfolio seeks to
                                   achieve its investment objective by investing in several
                                   other Series Fund Portfolios ("Underlying Portfolios"). The fixed income component is approximately 40% of the
                                   Portfolio, the large cap component is approximately 35% of the Portfolio, the small/mid cap component is approximately
                                   15% of the Portfolio, and the international component is
                                   approximately 10% of the Portfolio. The Portfolio's strategy of investing in combinations of Underlying Portfolios is
                                   intended to result in investment diversification that an
                                   investor could otherwise achieve only by holding numerous
                                   investments. Pertinent risks are those associated with each
                                   Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to provide   Prudential
                                   current income with low to moderate capital appreciation by    Investments LLC
                                   investing in fixed income Portfolios, large cap equity
                                   Portfolios, and small/mid cap equity Portfolios. The
                                   Portfolio seeks to achieve its investment objective by
                                   investing in several other Series Fund Portfolios
                                   ("Underlying Portfolios"). The fixed income component is
                                   approximately 65% of the Portfolio, the large cap component is approximately 30% of the Portfolio, and the small/mid cap equity component is approximately 5% of the Portfolio. The
                                   Portfolio's strategy of investing in combinations of
                                   Underlying Portfolios is intended to result in investment
                                   diversification that an investor could otherwise achieve
                                   only by holding numerous investments. Pertinent risks are
                                   those associated with each Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Advisors
                                   Portfolio invests primarily in common stocks of U.S.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   subadviser selects common stocks of quality, overlooked
                                   growth companies at value prices and holds them for the
                                   long-term. It looks for companies with sustainable growth
                                   rates selling at modest price-earnings multiples that it
                                   hopes will expand as other investors recognize the company's true worth. There is a risk that "value" stocks can perform differently from the market as a whole and other types of
                                   stocks and can continue to be undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO: seeks long-term    Deutsche Asset
                                   capital appreciation. The Portfolio invests primarily in the   Management Investment
                                   stocks of companies located in developed foreign countries     Services Limited
                                   that make up the MSCI EAFE Index, plus Canada. The Portfolio also may invest in emerging markets securities. The
                                   Portfolio normally invests at least 80% of its investable
                                   assets in the stocks and other securities with equity
                                   characteristics of companies in developed countries outside the U.S.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to provide         Prudential
                                   long-term growth of capital with consideration also given to   Investments LLC
                                   current income, by investing in large cap equity Portfolios, fixed income Portfolios, international equity Portfolios,
                                   and small/mid cap equity Portfolios. The Portfolio seeks to achieve its investment objective by investing in several
                                   other Series Fund Portfolios ("Underlying Portfolios"). The large cap component is approximately 35% of the Portfolio, the fixed income component is approximately 20% of the
                                   Portfolio, the international component is approximately 20%
                                   of the Portfolio, and the small/mid cap equity component is approximately 25% of the Portfolio. The Portfolio's strategy of investing in combinations of Underlying Portfolios is
                                   intended to result in investment diversification that an
                                   investor could otherwise achieve only by holding numerous
                                   investments. Pertinent risks are those associated with each
                                   Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO: (FORMERLY SP       Goldman Sachs Asset
                                   SMALL/MID CAP VALUE PORTFOLIO): seeks long-term capital        Management, L.P.
                                   growth. The Portfolio normally invests at least 80% of
                                   investable assets in small capitalization companies that are generally believed to be undervalued in the marketplace. The
                                   80% requirement applies at the time the Portfolio invests
                                   its assets. The Portfolio generally defines small
                                   capitalization stocks as stocks of companies with a
                                   capitalization of $4 billion or less.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP INVESCO SMALL COMPANY GROWTH PORTFOLIO: seeks long-term     INVESCO Funds Group,
                                   capital growth. The Portfolio normally invests at least 80%    Inc.
                                   of investable assets in common stocks of
                                   small-capitalization companies -- those which are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase.
                                   Investments in small, developing companies carry greater
                                   risk than investments in larger, more established companies.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP JENNISON INTERNATIONAL GROWTH PORTFOLIO: seeks long-term    Jennison Associates
                                   growth of capital. The Portfolio invests primarily in          LLC
                                   equity-related securities of foreign issuers that the
                                   subadviser thinks will increase in value over a period of
                                   years. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal
                                   circumstances, the Portfolio invests at least 65% of its
                                   total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies and that have above average growth in earnings and cash flow, improving
                                   profitability, strong balance sheets, management strength
                                   and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc.
                                   increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies. The
                                   Portfolio generally defines large capitalization companies as those with a total market capitalization of $5 billion or more (measured at the time of purchase).
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    SP MFS CAPITAL OPPORTUNITIES PORTFOLIO: seeks capital          Massachusetts
                                   appreciation. The Portfolio normally invests at least 65% of   Financial Services
                                   net assets in common stocks and related securities, such as    Company (MFS)
                                   preferred stocks, convertible securities and depositary
                                   receipts for those securities. The Portfolio focuses on
                                   companies that the subadviser believes have favorable growth prospects and attractive valuations based on current and
                                   expected earnings or cash flow. The Portfolio's investments may include securities listed on a securities exchange or
                                   traded in the over-the-counter markets. The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are
                                   selected based upon fundamental analysis (such as an
                                   analysis of earnings, cash flows, competitive position and management's abilities). The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Asset
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   subadviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Midcap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The subadviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 HIGH YIELD BOND                   SP PIMCO HIGH YIELD PORTFOLIO: seeks maximum total return,     Pacific Investment
                                   consistent with preservation of capital and prudent            Management Company
                                   investment management. The Portfolio normally invests at       LLC (PIMCO)
                                   least 80% of investable assets in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody's Investor Service, Inc.
                                   (Moody's) or Standard & Poor's Ratings Group (S&P), or, if
                                   unrated, determined by the subadviser to be of comparable
                                   quality. The remainder of the Portfolio's assets may be
                                   invested in investment grade fixed income instruments. The duration of the Portfolio normally varies within a two to
                                   six year time frame based on the subadviser's forecast for interest rates. The Portfolio may invest without limit in
                                   U.S. dollar-denominated securities of foreign issuers. The
                                   Portfolio may invest up to 15% of its assets in
                                   euro-denominated securities.
-----------------------------------------------------------------------------------------------------------------------
 BOND                              SP PIMCO TOTAL RETURN PORTFOLIO: seeks maximum total return,   Pacific Investment
                                   consistent with preservation of capital and prudent            Management Company
                                   investment management. The Portfolio invests primarily in      LLC (PIMCO)
                                   investment grade debt securities. The Portfolio normally
                                   invests at least 65% of its assets in a diversified
                                   portfolio of fixed income instruments of varying maturities.
                                   It may also invest up to 10% of its assets in high
                                   yield/high risk securities (also known as "junk bonds")
                                   rated B or higher by Moody's or S&P or, if unrated,
                                   determined by the subadviser to be of comparable quality.
                                   The portfolio duration of this Portfolio normally varies
                                   within a three to six year time frame based on the
                                   subadviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the subadviser believes have the potential for above-average
                                   growth. The Portfolio considers small and medium-sized
                                   companies to be those with market capitalizations that are less than the largest capitalization of the Standard and
                                   Poor's Mid Cap 400 Stock Index as of the end of a calendar
                                   quarter. As of         , 2004, this number was $
                                   billion. The Portfolio can invest up to 20% of investable
                                   assets in equity securities of companies with larger or
                                   smaller market capitalizations than previously noted. The
                                   Portfolio can invest up to 35% of total assets in foreign
                                   securities. The Portfolio also may use derivatives for
                                   hedging or to improve the Portfolio's returns.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          Alliance Capital
                                   long-term growth of capital. The Portfolio normally invests    Management, L.P.;
                                   at least 65% of total assets in equity-related securities of   Jennison Associates
                                   U.S. companies that the subadvisers believe to have strong     LLC
                                   capital appreciation potential. The Portfolio's strategy is to combine the efforts of two subadvisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each subadviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of a nondiversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 SECTOR                            SP TECHNOLOGY PORTFOLIO (FORMERLY SP ALLIANCE TECHNOLOGY       The Dreyfus
                                   PORTFOLIO): seeks growth of capital. The Portfolio normally    Corporation
                                   invests at least 80% of investable assets in securities of companies that use technology extensively in the development of new or improved products or processes. The Portfolio also may invest up to 25% of its total assets in foreign
                                   securities. The Portfolio's investments in stocks may
                                   include common stocks, preferred stocks and convertible
                                   securities, including those purchased in initial public
                                   offerings (IPOs). Technology stocks, especially those of
                                   smaller, less-seasoned companies, tend to be more volatile than the overall stock market.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: GROWTH PORTFOLIO -- SERVICE SHARES:        Janus Capital
                                   seeks long-term growth of capital in a manner consistent
                                   with the preservation of capital. The Portfolio invests
                                   primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser
                                   degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies.
                                   The Portfolio invests primarily in common stocks selected
                                   for their growth potential. Although the Portfolio can
                                   invest in companies of any size, it generally invests in
                                   larger, more established companies. Janus Capital generally takes a "bottom up' approach to selecting companies. This
                                   means that it seeks to identify individual companies with
                                   earnings growth potential that may not be recognized by the market at large. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net
                                   assets.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



FIXED INTEREST RATE OPTIONS



We offer two fixed interest rate options:



-  a one-year fixed interest rate option, and



-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).



   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than 1.5% for the one-year fixed interest rate option, or 3% for the dollar cost averaging fixed rate option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.



   Payments allocated to the fixed interest rate options become part of Pruco Life of New Jersey's general assets.


ONE-YEAR FIXED INTEREST RATE OPTION


We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.


DOLLAR COST AVERAGING FIXED RATE OPTION


You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option.


   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payments allocated to the DCA Fixed Rate Option transferred to the other options in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION


Under the market value adjustment option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than 3% interest annually with respect to any guarantee period. This option is only available in the Contract Without Credit.



   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.



   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option.



   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.



   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:


(a) withdraw or transfer the value of the guarantee period,


(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or


(c) apply the value in the guarantee period to the annuity or settlement option of your choice.


If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Series Fund Money Market Portfolio investment option.



   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.



   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least 3%.



   Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life of New Jersey.


MARKET VALUE ADJUSTMENT

When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.



   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.


   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.


- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.



- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above.


   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFIT IN YOUR GUARANTEE PERIOD UNDER YOUR CONTRACT DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

TRANSFERS AMONG OPTIONS


Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, a variable investment option, or the one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the market value adjustment option at any time, provided it is at least $1,000.



   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day generally closes at 4:00 p.m. Eastern time. Transfer requests received after 4:00 p.m. Eastern time will take effect at the end of the next business day.


   With regard to the market value adjustment option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.


   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.



   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers whether or not part of the DCA fixed rate option are always free, and do not count toward the 12 free transfers per year.)



ADDITIONAL TRANSFER RESTRICTIONS



Frequent transfers among investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.



   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:



- Once you have made 20 transfers during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count transfers that involve one of our systematic programs, such as asset allocation and automated withdrawals.



- With respect to each variable investment option (other than the Prudential Series Fund Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.



- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.



- We will not implement these rules in jurisdictions that have not authorized us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions.



DOLLAR COST AVERAGING



The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.



   Each dollar cost averaging transfer must be at least $100. Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. If the remaining amount to be transferred drops below $100, the entire remaining balance will be transferred on the next transfer date. You can allocate subsequent purchase payments to be transferred under this option at any time.


   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase.


ASSET ALLOCATION PROGRAM



We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.



   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.



AUTO-REBALANCING



Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.


   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.


VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION


We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make. We may also stop allowing investments in existing variable investment options and their underlying mutual funds.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE


        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------


PAYMENT PROVISIONS



We can begin making annuity payments any time on or after the first contract anniversary. Annuity payments must begin no later than the later of the contract anniversary coinciding with or next following the annuitant's 90th birthday or the tenth contract anniversary.



   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.



   The Strategic Partners Annuity One variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.



PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT



We make the income plans described below available at any time before the annuity date. These plans are called annuity options or settlement options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS.


OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.


OPTION 2
LIFE INCOME ANNUITY OPTION


Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum, unless we were specifically instructed that the remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.



   If an annuity option is not selected by the annuity date, you will automatically select this option.


OTHER ANNUITY OPTIONS


We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.



TAX CONSIDERATIONS



If your contract is held under a tax-favored plan, as discussed on page 64, you should consider the minimum distribution requirements mentioned on page 66 when selecting your annuity option.



   If contracts are held in connection with "qualified" retirement plans (such as a Section 401(k) plan), please note that if you are married at the time your payments commence, you may be required by federal law to choose an income option that provides at least a 50 percent joint and survivor annuity to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. For more information, consult the terms of your retirement arrangement.

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



GUARANTEED MINIMUM INCOME BENEFIT



The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked.



   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced proportionally by withdrawals.



   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.



- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.



- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts) of the average GMIB protected value described below.



- Under the contract terms governing the new GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.



- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET.



   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.



GMIB ROLL-UP



The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).


   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

- the contract anniversary coinciding with or next following the annuitant's 80th birthday,

-  the 7th contract anniversary, or

-  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

EFFECT OF WITHDRAWALS.


In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). The GMIB roll-up cap is also reduced by withdrawals in the same manner. Any withdrawals made after the dollar-for-dollar limit has been reached will

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



proportionally reduce the GMIB protected value. We calculate the proportional reduction (after any dollar-for-dollar withdrawal) by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by both the GMIB protected value and GMIB roll-up cap after subtracting from each the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally.



   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are May 1, 2004; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):



EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION



A $10,000 withdrawal is taken on June 1, 2004 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:



- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).



- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).



- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).



EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS



A second $10,000 withdrawal is taken on July 1, 2004 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $242,006.64. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:



- The GMIB protected value is first reduced by the Remaining Limit (from $242,006.64 to $239,506.64).



- The result is then further reduced by the ratio of A to B, where:



  - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).



  - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,506.64 X (1 - ($7,500/$217,500)), or $231,247.79.



  - The GMIB 200% cap is first reduced by the Remaining Limit, (from $490,000 to $487,500).



  - The GMIB 200% cap is then further reduced by the ratio of A to B above ($487,500 x (1-($7,500/$217,500)), or $470,689.66.



- The Remaining Limit is set to zero (0) for the balance of the first contract year.



EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR



A $10,000 withdrawal is made on the first anniversary of the contract date, May 1, 2005 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,838.37. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:



- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).



- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $470,689.66 to $460,689.66).



- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).


GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.


PAYOUT AMOUNT


The Guaranteed Minimum Income Benefit payout amount is based on the age and sex of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:


1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or


2) the adjusted contract value--that is, the contract value minus any charge we are required to pay for premium taxes--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.


GMIB ANNUITY PAYOUT OPTIONS


We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the original version of GMIB we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after May 1, 2004 (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).


GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.


   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the later of the contract anniversary coinciding with or next following the annuitant's attainment of age 90 or the 10th contract anniversary.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT



The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.



   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).



   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB benefit, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. For example, assuming that a life income annuity option were elected, if your adjusted contract value equaled the GMIB protected value, the amount of each annuity payment that you would receive under the GMIB would be less than the amount of each annuity payment that you would receive under our standard annuity payout option. Therefore, in those situations where the GMIB's insurance is not needed, because the annuity payments outside of the GMIB would be greater than those offered under the GMIB, you would have paid a fee for the GMIB without ever taking advantage of the benefit that it is designed to provide. The GMIB, however, is an effective means of ensuring a minimum annuity payout, regardless of the investment performance of the variable investment options.



INCOME APPRECIATOR BENEFIT



The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds in order to defray the impact taxes may have on distributions from your contract. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.



   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.



- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.



- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" on page 55.



ACTIVATION OF THE INCOME APPRECIATOR BENEFIT



YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.



   Once activated, you can receive the Income Appreciator Benefit:



-  (IAB OPTION 1) at annuitization when determining an annuity payment;



- (IAB OPTION 2) during the accumulation phase through the IAB automatic withdrawal payment program; or



- (IAB OPTION 3) during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



   More information about IAB Option 1 appears below. For information about IAB
Options 2 and 3, See "How Can I Access My Money?" on page   .



   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See "What Are The Tax Considerations Associated
With The Strategic Partners Annuity One Contract?" on page   .


   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.


CALCULATION OF INCOME APPRECIATOR BENEFIT AMOUNT



We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:


- earnings are calculated as the difference between the contract value and the sum of all purchase payments;


-  earnings do not include (1) any amount added to the contract value as a
   result of the Spousal Continuance Benefit (explained on page   ), or (2) if
   we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;


- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;


- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.



   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%
         7-9                15%
        10-14               20%
         15+                25%



IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION



Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).



   UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.



EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT



If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:



1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or



2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.



   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.



TERMINATING THE INCOME APPRECIATOR BENEFIT



The Income Appreciator Benefit will terminate on the earliest of:


-  the date you make a total withdrawal from the contract;

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;



- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;


-  the date of annuitization; or

-  the date the contract terminates.


HOW WE DETERMINE ANNUITY PAYMENTS



Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) ("fixed period annuities") or for the duration of the life of the annuitant (and possibly co-annuitant) ("life annuities"). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after May 1, 2004 (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3% annually. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.



   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:



FIXED PERIOD ANNUITIES



Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.



LIFE ANNUITIES



There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:



- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.



GUARANTEED AND GMIB ANNUITY PAYMENTS



- Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these future improvements. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:



1) First, for all life annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB, payments for contracts sold prior to May 1, 2004, or (b) four years, for life annuities under the GMIB sold in contracts on or after May 1, 2004 ( the age reduction reduces annuity payments correspondingly. The four-year age reduction mentioned here causes a greater reduction in annuity payments than the two-year age reduction mentioned immediately above).

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



2) Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.



CURRENT ANNUITY PAYMENTS



When calculating current annuity purchase rates (i.e., non-guaranteed rates), we use the actual age of the annuitant (or co-annuitant).

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        4:


WHAT IS THE


        DEATH BENEFIT?
--------------------------------------------------------------------------------


THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.


BENEFICIARY


The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. A change of beneficiary will take effect on the date you sign the change request form, provided we receive the form in good order. Unless you name an irrevocable beneficiary, during the accumulation period, you can change the beneficiary at any time before the owner dies. However, if jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary.


CALCULATION OF THE DEATH BENEFIT


If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal
Continuance Benefit. See "Spousal Continuance Benefit" on page   .


   Upon death, the beneficiary will receive the greater of the following:


1) The current contract value (as of the time we receive proof of death). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.



2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, if you have chosen the Guaranteed Minimum Death Benefit, the GMDB protected value.



GUARANTEED MINIMUM DEATH BENEFIT



The Guaranteed Minimum Death Benefit (GMDB) provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. The GMDB protected value is calculated daily.



GMDB STEP-UP


IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

-  the 5th contract anniversary.


However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.


   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract

        4:


WHAT IS THE DEATH BENEFIT? CONTINUED


--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.


   Special rules apply if the beneficiary is the spouse of the owner and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:


-  If the sole beneficiary under the contract is the owner's spouse, and the
   other requirements of the Spousal Continuance Benefit are met (see page   ),
   then the contract can continue, and the spouse will become the new owner of the contract; or



- The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Benefit must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.


   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

SPECIAL RULES IF JOINT OWNERS


If the contract has an owner and a joint owner and they are spouses at the time that one dies the Spousal Continuance Benefit may apply. See "Spousal Continuance Benefit" page 51. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end.


PAYOUT OPTIONS


The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.


   The death benefit payout options are:

   CHOICE 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

   CHOICE 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first to die of the owner or joint owner.


      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.



      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit, Income Appreciator Benefit and Spousal Continuance Benefit.



   CHOICE 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.


   If the contract has an owner and a joint owner:

   - If the owner and joint owner are spouses at the death of the first to die of the two, any portion of the death benefit not applied under Choice 3 within one year of the survivor's date of death must be distributed within five years of the survivor's date of death.


   - If the owner and joint owner are not spouses, any portion of the death benefit not applied

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


       under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.


   The tax consequences to the beneficiary vary among the three death benefit payout options. See "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?" on page 62.



SPOUSAL CONTINUANCE BENEFIT



This benefit is available if, on the date we receive proof of the owner's death,
(1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above conditions are present, the surviving spouse can elect the Spousal Continuance Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.



   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.



   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.



   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:


-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals).

   IF YOU HAVE ELECTED THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up.

   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB step-up under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.


   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit provisions of the contract.



   IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed

        4:


WHAT IS THE DEATH BENEFIT? CONTINUED


--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.



   IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death, the Income Appreciator Benefit will end unless the contract is continued by the owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the later of the contract anniversary next following the annuitant's 90th birthday or the 10th contract anniversary), or (c) the later of the 10th contract anniversary or the contract anniversary next following the surviving spouse's 90th birthday (or the annuitant's 90th birthday if other than the surviving spouse).



   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        5:


HOW CAN I PURCHASE A STRATEGIC PARTNERS


        ANNUITY ONE CONTRACT?

--------------------------------------------------------------------------------

PURCHASE PAYMENTS


The initial purchase payment is the amount of money you give us to purchase the contract. The minimum initial purchase payment is $10,000, and may not be greater than $1,000,000 absent prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


   You may purchase this contract only if the oldest of the owner, joint owner or annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:



-  the owner,



-  the joint owner, or



-  the annuitant.



   Currently, the maximum aggregate purchase payments you may make is $7 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million, absent our prior approval.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate investment options or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000.


   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.


   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Subsequent purchase payments received in good order after 4:00 p.m. Eastern time will be credited on the following business day.


CREDITS


If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.


   The bonus credit that we pay with respect to any purchase payment depends on
(i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and

- if the older owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.


   Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back

        5:


HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE CONTRACT? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



any credit we applied within one year of the date of death.


CALCULATING CONTRACT VALUE

The value of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option,

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

3) dividing this amount by the number of outstanding accumulation units.


   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.



   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 1.5% a year on that portion of the contract value allocated to the one-year fixed interest-rate option. For the DCA Fixed Interest Rate Option, we guarantee a minimum interest rate of 3% annually.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        6:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC



                    PARTNERS ANNUITY ONE CONTRACT?

--------------------------------------------------------------------------------


THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. WE DESCRIBE THESE CHARGES AND EXPENSES BELOW. THE CHARGES UNDER THE CONTRACTS ARE DESIGNED TO COVER, IN THE AGGREGATE, OUR DIRECT AND INDIRECT COSTS OF SELLING, ADMINISTERING AND PROVIDING BENEFITS UNDER THE CONTRACTS. THEY ARE ALSO DESIGNED, IN THE AGGREGATE, TO COMPENSATE US FOR THE RISKS OF LOSS WE ASSUME PURSUANT TO THE CONTRACTS. IF, AS WE EXPECT, THE CHARGES THAT WE COLLECT FROM THE CONTRACTS EXCEED OUR TOTAL COSTS IN CONNECTION WITH THE CONTRACTS, WE WILL EARN A PROFIT. OTHERWISE, WE WILL INCUR A LOSS. THE RATES OF CERTAIN OF OUR CHARGES HAVE BEEN SET WITH REFERENCE TO ESTIMATES OF THE AMOUNT OF SPECIFIC TYPES OF EXPENSES OR RISKS THAT WE WILL INCUR. IN MOST CASES, THIS PROSPECTUS IDENTIFIES SUCH EXPENSES OR RISKS IN THE NAME OF THE CHARGE; HOWEVER, THE FACT THAT ANY CHARGE BEARS THE NAME OF, OR IS DESIGNED PRIMARILY TO DEFRAY A PARTICULAR EXPENSE RISK DOES NOT MEAN THAT THE AMOUNT WE COLLECT FROM THAT CHARGE WILL NEVER BE MORE THAN THE AMOUNT OF SUCH EXPENSE OR RISK. NOR DOES IT MEAN THAT WE MAY NOT ALSO BE COMPENSATED FOR SUCH EXPENSE OR RISK OUT OF ANY OTHER CHARGES WE ARE PERMITTED TO DEDUCT BY THE TERMS OF THE CONTRACT.



INSURANCE AND ADMINISTRATIVE CHARGE



Each day, we make a deduction for the insurance and administrative charge. This charge covers our expenses for mortality and expense risk, administration, marketing and distribution. If you choose the Guaranteed Minimum Death Benefit Option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for our assumption of the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the cost compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations; personnel costs; legal and accounting fees; filing fees; and systems costs. The Guaranteed Minimum Death Benefit risk portion of the charge, if applicable, covers our assumption of the risk that the protected value of the contract will be larger than the base death benefit if the contract owner dies during the accumulation phase.



   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the

        6:




WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC


         PARTNERS ANNUITY ONE CONTRACT? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



charge depends on the death benefit option that you choose. The charge is equal to:


   -  1.40% on an annual basis if you choose the base death benefit, and


   - 1.65% on an annual basis if you choose the step-up Guaranteed Minimum Death Benefit option.



   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the Contract with Credit.



   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from this cost. The insurance risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.



WITHDRAWAL CHARGE



A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.



   The withdrawal charge is the percentage, shown below, of the amount withdrawn.



  NUMBER OF CONTRACT
ANNIVERSARIES SINCE THE    CONTRACT WITH     CONTRACT WITHOUT
 DATE OF EACH PURCHASE   CREDIT WITHDRAWAL   CREDIT WITHDRAWAL
        PAYMENT               CHARGE              CHARGE
-----------------------  -----------------   -----------------
          0                      8%                  7%
          1                      8%                  6%
          2                      8%                  5%
          3                      8%                  4%
          4                      7%                  3%
          5                      6%                  2%
          6                      5%                  1%
          7                      0%                  0%



   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.



   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge and provide you with the amount requested.



   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.



   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.



   When you make a withdrawal, we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.



   If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period we will make a market value adjustment to the withdrawal amount. We will then apply a withdrawal charge to the adjusted amount.



   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



may use part of that withdrawal charge to recoup our costs of providing the credit.



   Withdrawal charges will never be greater than permitted by applicable law.



MINIMUM DISTRIBUTION REQUIREMENTS



If a withdrawal is taken from a tax qualified contract in order to satisfy an IRS mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?" on page 62.



CONTRACT MAINTENANCE CHARGE



We do not deduct a contract maintenance charge for administrative expenses while your contract value is $75,000 or more. If your contract value is less than $75,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $30 (or a lower amount equal to 2% of your contract value) for administrative expenses. We may raise the level of the contract value at which we waive this fee. We will deduct this charge proportionately from each of your contract's investment options.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE


We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2004, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value. We deduct the charge from your contract value on each of the following events:


-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and


- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.



   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.



   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's account value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.



   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.


   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.



   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.


INCOME APPRECIATOR BENEFIT CHARGE


We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:


   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,


   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

        6:




WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC


         PARTNERS ANNUITY ONE CONTRACT? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.


   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:


   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date,


   -  upon a full withdrawal, and


   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.


   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.


   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.



   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.



TAXES ATTRIBUTABLE TO PREMIUM



There may be federal and premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a charge against the value of the contract to pay some or all of these taxes. New York does not currently charge premium taxes on annuities. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


TRANSFER FEE


You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.


COMPANY TAXES

We will pay the taxes on the earnings of the separate account. We do not currently charge you for these taxes. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2003, the fees of these funds ranged on an annual
basis from      % to      % of fund assets (these fees reflect the effect of
expense reimbursements or waivers, which may terminate at any time). For additional information about these fund fees, please consult the prospectuses for the funds.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        7:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE


When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.



   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be made proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep your contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.



   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.


   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is $100.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.


INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE



The Income Appreciator Benefit (IAB) is discussed on page 45. As mentioned there, you may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good

        7:

HOW CAN I ACCESS MY MONEY? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.



   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.



IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM



Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10 year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your contract value, in which case each combined payment must be at least $100.



   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the contract value as of the date you activate the Income Appreciator Benefit.



   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributed to the Income Appreciator Benefit.



   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.



DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2



You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable or fixed interest rate options in the same proportions as your most recent purchase payment allocation percentages.



   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).



IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE



Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate option, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.



   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.


   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS


   During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your contract value in a contract year that exceeds the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn.



   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.



   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.



EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT



We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.


SUSPENSION OF PAYMENTS OR TRANSFERS


The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:


- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;


- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or



- The SEC, by order, permits suspension or postponement of payments for the protection of owners.


   We expect to pay the amount of any withdrawal or transfer made from the fixed interest rate options promptly upon request.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        8:


WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC



                    PARTNERS ANNUITY ONE CONTRACT?

--------------------------------------------------------------------------------


The tax considerations associated with the Strategic Partners Annuity One contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)
TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.



   If the IRS determines that the deductions for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.


TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect any interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;


- the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity; and

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).



SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035



Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information.)



   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of gains in the contract as well as the 10% tax penalty of pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.


TAXES PAYABLE BY BENEFICIARIES

All of the death benefit options are subject to income tax to the extent the distribution exceeds the adjusted basis in the contract and the full value of the death benefit is included in the owner's estate.


   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.



   Tax consequences to the beneficiary vary among the death benefit payment options.


-  Choice 1:  the beneficiary is taxed on earnings in the contract.


- Choice 2: the beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).


- Choice 3: the beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS


Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with 3 exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.


   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY

        8:




TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC


         PARTNERS ANNUITY ONE CONTRACT CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


TAX FAVORED PLANS section for withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION


   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.



   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.


   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect an annuity payment option based on life expectancy or a period exceeding five years.

   If any portion of the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.


   Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.


ADDITIONAL INFORMATION


You should refer to the Statement of Additional Information if:


- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.


- You purchased more than one annuity contract from the same insurer within the same calendar year (other than contracts held by tax favored plans).


CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a), 408(b) and 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


TYPES OF TAX FAVORED PLANS


   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" on page 73 contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount credited under the contract, calculated as of the date that we receive this cancellation notice, if greater), less any applicable federal and state income tax withholding.



   CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2004 the limit is $3,000; increasing in 2005 to 2007, to $4,000; and for 2008, $5,000. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500 in years 2004 to 2005 and an additional $1,000 in 2006 and years thereafter. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.


   Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

- You cannot sell, assign or pledge the contract, other than to Pruco Life of New Jersey;

- The annual premium you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which annuity payments must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70 1/2; and



- Death and annuity payments must meet "minimum distribution requirements" (described on page 66).


   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:


-  A 10% "early distribution penalty" (described on page 66);


- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or


-  Failure to take a minimum distribution (also generally described on page 66).



   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:


-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" (generally, held for 5 tax years and payable on account of death, disability,

        8:




TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC


         PARTNERS ANNUITY ONE CONTRACT CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


   attainment of age 59 1/2, or first time-homebuyer) from Roth IRAs are excludable from your gross income; and

- If eligible, you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may purchase a contract as a Roth IRA only in connection with a "rollover" or "conversion" of the proceeds of another traditional IRA, conduit IRA, or Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.


   You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will send you a check for this minimum distribution amount, less any other partial withdrawals that you made during the year.

PENALTY FOR EARLY WITHDRAWALS


You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax advisor for further details.


WITHHOLDING


Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:


- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are The Expenses Associated With The Strategic Partners Annuity One Contract" starting on page 55.



   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" on page 68.



   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.



ADDITIONAL INFORMATION



For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement" on page 73.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


        9:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York, and accordingly is subject to the laws of each of those states.


   Pruco Life of New Jersey is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company doing business since 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.



   Pruco Life of New Jersey publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life of New Jersey that is annually audited by independent accountants. Pruco Life of New Jersey's annual report for the year ended December 31, 2003, together with subsequent periodic reports that Pruco Life of New Jersey files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life of New Jersey annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life of New Jersey is 33-18053. You may read and copy any filings made by Pruco Life of New Jersey with the SEC at the SEC's Public Reference Room at 450 Fifth Street, Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.


THE SEPARATE ACCOUNT


We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the SAI.


SALE AND DISTRIBUTION OF THE CONTRACT


Prudential Investment Management Services LLC (PIMS), 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the contracts under a "best efforts" underwriting agreement with Pruco Life of New Jersey under which PIMS is reimbursed for its costs and expenses. PIMS is an indirect wholly owned subsidiary of Prudential Financial, Inc. and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.



   Commissions are paid to broker-dealers that are registered under the Exchange Act and/or entities that are exempt from such registration (firms) according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 7%. Alternative compensation schedules are available that provide a lower initial

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.



   In addition, we or PIMS may enter into compensation arrangements with certain broker-dealer firms or branches of such firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PIMS, and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.



LITIGATION



We are subject to legal and regulatory actions in the ordinary course of our business, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life of New Jersey and that are typical of the businesses in which Pruco Life of New Jersey operates. Class action and individual lawsuits involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We are also subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.


   Pruco Life of New Jersey's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life of New Jersey's financial position.

ASSIGNMENT


You can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see "What Is The Death Benefit," on page 49. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.


   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life of New Jersey, the co-issuer of the Strategic

        9:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


Partners Plus contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Allocation of Initial Purchase Payment


-  Determination of Accumulation Unit Values


-  Federal Tax Status

-  Directors and Officers

-  Financial Statements

HOUSEHOLDING


To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling 877-778-5008.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


MARKET-VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA


The general formula under which Pruco Life of New Jersey calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under Strategic Partners Annuity One is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 + MVA). The MVA itself is calculated as follows:

                               1 + I
              MVA = [(----------------)to the power of (N/12)] -1
                       1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the interpolated current credited
                 interest rate offered on new money at
                 the time of withdrawal,
                 annuitization, or settlement. (See
                 below for the interpolation formula)
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

The MVA formula with respect to contracts issued in New York is what is depicted above. The formula uses an interpolated rate "J" as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.


MARKET VALUE ADJUSTMENT EXAMPLE

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.


- On May 1, 2002 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus
   1) is 5%.


The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the power of (38/12) -1 = 0.04902

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04902 = $545.45

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $545.45 = $11,672.56

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.


- On May 1, 2002 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years

MARKET-VALUE ADJUSTMENT FORMULA CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


   (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the power of (38/12) -1 = -0.04098

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04098) = -$455.99

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$455.99) = $10,671.12

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------


This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.


FREE LOOK PERIOD


The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund (less any applicable federal and state income tax withholding) within 10 days after it is delivered. The amount of the refund is dictated by state law. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.


ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS


Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA contributions must be made by no later than the due date for filing your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $45,000 in 2004, with the amount of IRA contribution which may be reduced proportionately for Adjusted Gross Income between $45,000-$55,000. For married couples filing jointly, the applicable dollar limitation is $65,000, with the amount of IRA contribution which may be reduced proportionately between $65,000-$75,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $55,000 for individuals and $75,000 for married couples filing jointly. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.


   The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) the maximum amount allowed by law, including catch-up contributions if applicable or (2) 100% of taxable alimony.


   If you should contribute more than the maximum contribution amount to your IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.



   Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See "Premature Distributions" on page 74).


IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to the maximum amount allowed by law, including catch-up contributions if applicable, may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


amount equal to the least of (i) the amount contributed to the IRAs; (ii) twice the maximum amount allowed by law, including catch-up contributions if applicable; or (iii) 100% of your combined gross income.


   Contributions in excess of the contribution limits may be subject to penalty. See "Contributions And Deductions" on page 73. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.


   Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION


Once every year, you are permitted to withdraw any portion of the value of your IRA and reinvest it in another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.



   A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.) Funds can also be rolled over from an IRA to another IRA or to another qualified retirement plan or 457 government plan.


DISTRIBUTIONS

(a) PREMATURE DISTRIBUTIONS


At no time can your interest in your IRA be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA to anyone. Use of an IRA as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)



   You may surrender any portion of the value of your IRA. In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


   The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

(b) DISTRIBUTION AFTER AGE 59 1/2


Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


(c) INADEQUATE DISTRIBUTIONS--50% TAX


Your IRA is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age
70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary). The calculation method is defined under IRS regulations. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.


(d) DEATH BENEFITS


If you (or your surviving spouse) die before receiving the entire value of your IRA, the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum by December 31st of the fifth year after your (or your surviving spouse's) death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning by December 31st of the year following the year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, and no designated beneficiary is identified by December 31st of the year following the year of death, the entire amount must be distributed based on the life expectancy of the owner using the owner's age prior to death. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all IRAs maintained by an individual is generally the lesser of the maximum amount allowed by law and 100% of compensation for that year (the maximum amount allowed by law is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a traditional IRA. Contributions to a Roth IRA are not deductible.

   For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a traditional IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

   UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A TRADITIONAL IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

   "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


   Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed under the same rules applied to traditional IRAs where death occurs before the required beginning date.

   The contract may not be available to Roth IRA's in New York.

REPORTING TO THE IRS


   Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate. If you were at least 70 1/2 at the end of the prior year, we will indicate to you and to the IRS, on Form 5498, that your account is subject to minimum required distributions.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


         APPENDIX

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners Annuity One Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such Contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges during the period November 10, 2003 to December 31, 2003. Under the version of the contracts described in this prospectus, the highest combinations of asset-based charges now amounts to 1.75%, while the lowest combination of asset-based charges remains at 1.40%.

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES: (BASE DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                          AT BEGINNING OF PERIOD              AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.86988                      $0.59236                                 0
PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.83992                      $0.62009                                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.01253                      $1.01372                                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.90493                      $0.69437                                 0
PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.97746                      $0.79350                                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87109                      $0.66866                                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87500                      $0.68204                                 0
SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.84109                      $0.70328                                 0
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.88230                      $0.59865                                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.94964                      $0.82711                                 0
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.98458                      $0.91397                                 0
SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92029                      $0.76511                                 0
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.84741                      $0.69226                                 0
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.00289                      $0.84681                                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.90967                      $0.74223                                 0
SP INVESCO SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92677                      $0.63744                                 0
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.74788                      $0.57108                                 0
SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92388                      $0.76199                                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81060                      $0.57009                                 0
* COMMENCEMENT OF BUSINESS
                                                                                            THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                          AT BEGINNING OF PERIOD              AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81540                      $0.43161                                 0
SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.01397                      $1,00143                                 0
SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.04110                      $1,12328                                 0
SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87416                      $0.58550                                 0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.85719                      $0.63181                                 0
SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81297                      $0.47030                                 0
JANUS ASPEN SERIES--GROWTH PORTFOLIO SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.78373                      $0.56640                                 0



* COMMENCEMENT OF BUSINESS

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



ACCUMULATION UNIT VALUES:
(GMDB STEP-UP 1.60)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.84626                      $0.68990                               0
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.00157                      $0.84403                               0
SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.90849                      $0.73977                               0
SP INVESCO SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92565                      $0.63535                               0
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.74692                      $0.56920                               0
SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92277                      $0.75957                               0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.80954                      $0.56832                               0


* COMMENCEMENT OF BUSINESS
                                                                                            THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-9



ACCUMULATION UNIT VALUES (CONTINUED):
(GMDB STEP-UP 1.60)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81439                      $0.43024                               0
SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.01274                      $0.99844                               0
SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.03983                      $1.11943                               0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87304                      $0.58358                               0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.85608                      $0.62968                               0
SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
JANUS ASPEN SERIES--GROWTH PORTFOLIO SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.78269                      $0.56449                               0



* COMMENCEMENT OF BUSINESS

                       This page intentionally left blank

                       This page intentionally left blank

P2401NY

STRATEGIC PARTNERS(SM)
PLUS 3
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2004


THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY). PRUCO LIFE OF NEW JERSEY IS AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------


Strategic Partners Plus offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds managed by these leading asset managers:

PRUDENTIAL INVESTMENTS LLC
JENNISON ASSOCIATES LLC
A I M CAPITAL MANAGEMENT, INC.
ALLIANCE CAPITAL MANAGEMENT, L.P.
CALAMOS ASSET MANAGEMENT, INC.
DAVIS ADVISORS
DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES LIMITED

THE DREYFUS CORPORATION

EVERGREEN INVESTMENT MANAGEMENT COMPANY

GE ASSET MANAGEMENT, INCORPORATED


GOLDMAN SACHS ASSET MANAGEMENT, L.P.


HOTCHKIS AND WILEY CAPITAL MANAGEMENT LLC

INVESCO FUNDS GROUP, INC.
JANUS CAPITAL MANAGEMENT LLC

J.P. MORGAN INVESTMENT MANAGEMENT INC.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS)
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)
SALOMON BROTHERS ASSET MANAGEMENT INC.

You may choose between two basic versions of Strategic Partners Plus. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Plus, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------


Please read this prospectus before purchasing a Strategic Partners Plus variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears on page 13 of this prospectus.


TO LEARN MORE ABOUT STRATEGIC PARTNERS PLUS
------------------------------------------------------------


To learn more about the Strategic Partners Plus variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 450 5th Street N.W., Washington, D.C. 20549-0102. You may obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Plus SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on page 72 of this prospectus.


FOR A FREE COPY OF THE SAI CALL US AT:
------------------------------------------------------------

- (888) PRU-2888 or write to us at:

- Prudential Annuity Service Center
  P.O. Box 7960
  Philadelphia, PA 19101

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS PLUS IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA.                                                                 P2401NY

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: STRATEGIC PARTNERS PLUS PROSPECTUS
                                       ---------------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary........................................              6
                                                Summary.........................................             10
                                                Risk Factors....................................             13
                                                Summary Of Contract Expenses....................             15
                                                Expense Examples................................             19

                                       PART II: STRATEGIC PARTNERS PLUS PROSPECTUS
                                       ---------------------------------------------------------

                                       SECTIONS 1-9
                                       ---------------------------------------------------------

                                           Section 1: What Is The Strategic Partners Plus
                                             Variable Annuity? .................................             25
                                                Short Term Cancellation Right or "Free Look"....             26

                                           Section 2: What Investment Options Can I Choose?.....             27
                                                Variable Investment Options.....................             27
                                                Fixed Interest Rate Options.....................             37
                                                Market Value Adjustment Option..................             38
                                                Transfers Among Options.........................             39
                                                Additional Transfer Restrictions................             40
                                                Dollar Cost Averaging...........................             41
                                                Asset Allocation Program........................             41
                                                Auto-Rebalancing................................             41
                                                Voting Rights...................................             42
                                                Substitution....................................             42

                                           Section 3: What Kind Of Payments Will I Receive
                                             During The Income Phase? (Annuitization)...........             43
                                             Payment Provisions.................................             43
                                             Payment Provisions Without the Guaranteed Minimum
                                                  Income Benefit................................             43
                                                Option 1: Annuity Payments for a Fixed Period...             43
                                                Option 2: Life Income Annuity Option............             43
                                                Other Annuity Options...........................             43
                                                Tax Considerations..............................             43
                                             Guaranteed Minimum Income Benefit..................             44
                                                GMIB Roll-Up....................................             44
                                                GMIB Option 1: Single Life Payout Option........             46
                                                GMIB Option 2: Joint Life Payout Option.........             46
                                             Income Appreciator Benefit.........................             47
                                             How We Determine Annuity Payments..................             49

                                           Section 4: What Is The Death Benefit?................             51
                                                Beneficiary.....................................             51
                                                Calculation of the Death Benefit................             51
                                                Guaranteed Minimum Death Benefit................             51
                                                  GMDB Step-Up..................................             51
                                                Special Rules If Joint Owners...................             52
                                                Payout Options..................................             52
                                                Spousal Continuance Benefit.....................             53

                                           Section 5: How Can I Purchase A Strategic Partners
                                             Plus Contract?.....................................             55
                                                Purchase Payments...............................             55
                                                Allocation of Purchase Payments.................             55
                                                Credits.........................................             55
                                                Calculating Contract Value......................             56

--------------------------------------------------------------------------------


                                           Section 6: What Are The Expenses Associated With The
                                             Strategic Partners Plus Contract?..................             57
                                                Insurance and Administrative Charge.............             57
                                                Withdrawal Charge...............................             58
                                                Contract Maintenance Charge.....................             59
                                                Guaranteed Minimum Income Benefit Charge........             59
                                                Income Appreciator Benefit Charge...............             59
                                                Taxes Attributable to Premium...................             60
                                                Transfer Fee....................................             60
                                                Company Taxes...................................             60
                                                Underlying Mutual Fund Fees.....................             60

                                           Section 7: How Can I Access My Money?................             61
                                                Withdrawals During the Accumulation Phase.......             61
                                                Automated Withdrawals...........................             61
                                                Income Appreciator Benefit Options During the
                                                  Accumulation Phase............................             61
                                                Suspension of Payments or Transfers.............             63

                                           Section 8: What Are The Tax Considerations Associated
                                             With The Strategic Partners Plus Contract?.........             64
                                                Contracts Owned by Individuals (Not Associated
                                                  with Tax-Favored Retirement Plans)............             64
                                                Contracts Held by Tax-Favored Plans.............             66

                                           Section 9: Other Information.........................             70
                                                Pruco Life Insurance Company of New Jersey......             70
                                                The Separate Account............................             70
                                                Sale and Distribution of the Contract...........             70
                                                Litigation......................................             71
                                                Assignment......................................             71
                                                Financial Statements............................             71
                                                Statement of Additional Information.............             72
                                                Householding....................................             72
                                                Market Value Adjustment Formula.................             73
                                                IRA Disclosure Statement........................             75

                                           Appendix.............................................             79
                                                Accumulation Unit Values........................             79

                                           Hypothetical Illustration............................  [to be added]

                       This page intentionally left blank

PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS PLUS PROSPECTUS

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE


When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.


ANNUITANT


The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.


ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.


CO-ANNUITANT



The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.


CONTRACT DATE


The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.


CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make. This version has higher withdrawal charges and insurance and administrative costs, and may provide lower interest rates for fixed rate options than the Contract Without Credit.

CONTRACT WITHOUT CREDIT


A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.


CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

DEATH BENEFIT


If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, proportionately reduced by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See "What Is The Death Benefit?" on page 51.


DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)


An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.


FIXED INTEREST RATE OPTIONS


Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.


GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEE PERIOD


A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.



GUARANTEED MINIMUM DEATH BENEFIT (GMDB)


An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

GMDB PROTECTED VALUE


The amount guaranteed under the Guaranteed Minimum Death Benefit, which equals the GMDB step-up value. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.


GMDB STEP-UP


We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).



GUARANTEED MINIMUM INCOME BENEFIT (GMIB)



An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.


GMIB PROTECTED VALUE


We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.



     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments. Any withdrawals in subsequent contract years will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.



GMIB RESET



You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current

GLOSSARY CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value.


GMIB ROLL-UP


We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced by the effect of withdrawals.


INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that may provide a supplemental income benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM


A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.


IAB CREDIT


An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.


INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS


Your purchase payments (which we define below) less any deduction we make for any tax charge.


JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. The joint owner may be the owner's spouse, but need not be.

MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION


Under the Contract Without Credit, this investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.


NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is 888-PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS


The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.


SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Plus variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL


This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract," on page 64.


VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


SUMMARY FOR SECTIONS 1-9

--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY?


The Strategic Partners Plus variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.


   There are two basic versions of the Strategic Partners Plus variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,


- may provide lower interest rates for fixed interest rate options than the Contract Without Credit, and



-  does not offer the market value adjustment option.


Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.


- may provide higher interest rates for fixed interest rate options than the Contract With Credit, and


-  offers the market value adjustment option.


   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value including an investment in the Prudential Series Fund Money Market Portfolio variable investment option.


   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least 3%.



   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.


   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.


   The contract offers a choice of income and death benefit options, which may also be available to you.



   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.



   If you change your mind about owning Strategic Partners Plus, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). This time period is referred to as the "Free Look" period.



   Pruco Life of New Jersey offers several different annuities which your representative may be authorized to offer to you. Each annuity has different features and

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection and the ability to access your annuity's contract value. The compensation paid to your representative also may be different between each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage.


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any or all of the following variable investment options:

The Prudential Series Fund, Inc.


   Jennison Portfolio


   Prudential Equity Portfolio

   Prudential Global Portfolio

   Prudential Money Market Portfolio

   Prudential Stock Index Portfolio


   Prudential Value Portfolio


   SP Aggressive Growth Asset Allocation Portfolio

   SP AIM Aggressive Growth Portfolio

   SP AIM Core Equity Portfolio

   SP Alliance Large Cap Growth Portfolio


   SP Balanced Asset Allocation Portfolio


   SP Conservative Asset Allocation Portfolio

   SP Davis Value Portfolio

   SP Deutsche International Equity Portfolio


   SPGoldman Sachs Small Cap Value Portfolio (formerly SP Small/Mid Cap Value
     Portfolio)


   SP Growth Asset Allocation Portfolio

   SP INVESCO Small Company Growth Portfolio

   SP Jennison International Growth Portfolio

   SP Large Cap Value Portfolio


   SP MFS Capital Opportunities Portfolio



   SP Mid Cap Growth Portfolio


   SP PIMCO High Yield Portfolio

   SP PIMCO Total Return Portfolio

   SP Prudential U.S. Emerging Growth Portfolio


   SP Strategic Partners Focused Growth Portfolio



   SPTechnology Portfolio (formerly SP Alliance Technology Portfolio)



Evergreen Variable Annuity Trust



-  Evergreen VA Foundation Fund



-  Evergreen VA Fund*



-  Evergreen VA Growth Fund



-  Evergreen VA Growth and Income Fund**



-  Evergreen VA International Equity Fund***



-  Evergreen VA Omega Fund



-  Evergreen VA Small Cap Value Fund



   * Effective December 5, 2003, the Evergreen Blue Chip Fund and the Evergreen VA Masters Fund were each merged into the Evergreen VA Fund.



   ** Effective December 5, 2003, the Evergreen Capital Growth Fund was merged into the Evergreen Growth and Income Fund.



   *** Effective December 5, 2003, the Evergreen VA Global Leaders Fund was merged into the Evergreen VA International Equity Fund.



   Evergreen Investment Management Company, LLC serves as investment adviser to the above-listed Evergreen Variable Annuity Trust Funds.



Janus Aspen Series



   Growth Portfolio -- Service Shares



   You may also invest your money in fixed interest rate options or in a market value adjustment option.



   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.


SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime.

SUMMARY FOR SECTIONS 1-9 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

Generally, once you begin receiving regular payments, you cannot change your payment plan.


   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB) and the Income Appreciator Benefit. The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value " applied to the GMIB guaranteed annuity purchase rates. The Income Appreciator Benefit may provide an additional income amount during the accumulation phase or upon annuitization. See "What Kind Of Payments Will I Receive During The Income Phase" on page 43.


SECTION 4
WHAT IS THE DEATH BENEFIT?


In general, if the sole owner or first to die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit. The base death benefit equals the total invested purchase payments proportionally reduced by withdrawals. The Guaranteed Minimum Death Benefit is equal to the "GMDB protected value." On the date we receive proof of death, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if in addition to certain other conditions:


  (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or

  (2) there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary under the contract.


The benefit is described on page 51.


SECTION 5
HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS CONTRACT?


You can purchase this contract under most circumstances with a minimum initial purchase payment of $10,000. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.



   You may purchase this contract only if the oldest of the owner, joint owner or annuitant are age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.


SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.


- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $75,000. This charge is currently equal to the lesser of $30 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $75,000 or more.


- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit option that you choose. The daily cost is equivalent to an annual charge, as follows:


   --  1.4% if you choose the base death benefit,



   --  1.65% if you choose the step-up Guaranteed Minimum Death Benefit option.


   We impose an additional insurance and administrative cost of 0.10% annually for the Contract With Credit.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts) of the average GMIB protected value.



- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.



-  There are also expenses associated with the mutual funds. For 2003, the fees
   of these funds ranged on an annual basis from    % to    % of fund assets,
   which are reduced by expense reimbursements or waivers to    % to    %. These
   reimbursements or waivers may be terminated at any time.


- If you withdraw money less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit.


   For more information, including details about other possible charges under the contract, see "Summary of Contract Expenses" on page 15 and "What Are The Expenses Associated With The Strategic Partners Plus Contract?" on page 57.


SECTION 7
HOW CAN I ACCESS MY MONEY?


You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase payment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%.


   Under the market value adjustment option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.

SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS CONTRACT?


Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age
59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth
IRAs), are taxable and subject to the 10% penalty if withdrawn prior to age
59 1/2.


SECTION 9
OTHER INFORMATION


This contract is issued by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey), an indirect subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.


RISK FACTORS

There are various risks associated with an investment in the market value adjustment option that we summarize below.


   Issuer Risk. The market value adjustment option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life of New Jersey, and thus backed by the financial strength of that company. If Pruco Life of New Jersey were to experience significant financial adversity, it is possible that Pruco Life of New Jersey's ability to pay interest and principal under the market value adjustment option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

SUMMARY FOR SECTIONS 1-9 CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

   Risks Related to Changing Interest Rates. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life of New Jersey holds to support the market value adjustment option. Nonetheless, the market value adjustment formula (which is detailed in the appendix to this prospectus) reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.


   Risks Related to the Withdrawal Charge. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


SUMMARY OF CONTRACT EXPENSES

--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS AND EXPENSES YOU WILL PAY FOR STRATEGIC PARTNERS PLUS. THE FOLLOWING TABLES DESCRIBE THE MAXIMUM FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


For more detailed information, including additional information about current and maximum charges, see "What Are The Expenses Associated With The Strategic Partners Plus Contract?" on page 57. The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


                       CONTRACTOWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE(1)
------------------------------------------------------------
           NUMBER OF
            CONTRACT              CONTRACT       CONTRACT
      ANNIVERSARIES SINCE           WITH         WITHOUT
        PURCHASE PAYMENT           CREDIT         CREDIT
      -------------------         ---------   --------------
               0                      8%          7%
               1                      8%          6%
               2                      8%          5%
               3                      8%          4%
               4                      7%          3%
               5                      6%          2%
               6                      5%          1%
               7                      0%          0%

MAXIMUM TRANSFER FEE
------------------------------------------------------------
         EACH TRANSFER AFTER 12(2)               $ 30.00






1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" on page 58.



2: Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can raise that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing and do not count them toward the limit of 12 free transfers per year.

SUMMARY OF CONTRACT EXPENSES CONTINUED


--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.


MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE UPON FULL
  WITHDRAWAL(3)
--------------------------------------------------------------------------
                                                                $ 30.00
ANNUAL INSURANCE AND ADMINISTRATIVE EXPENSES
--------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE IN
             VARIABLE INVESTMENT OPTIONS
         Base Death Benefit:                                       1.40%
         Guaranteed Minimum Death Benefit Option--Step-Up:         1.65%
         Additional Charge for Contract With Credit(4)             0.10%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(5) (for contracts sold prior to May 1, 2004)
--------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE           0.45%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(5) (for contracts sold on or after May 1, 2004)
--------------------------------------------------------------------------
                                                                   0.50%
ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(6)
--------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE CONTRACT VALUE                 0.25%



3: We currently assess a fee of $30 against contracts valued less than $75,000 (or 2% of contract value, if less).



4: We impose this additional charge of 0.10% annually on the Contract With Credit, irrespective of which death benefit option you choose.



5: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts), of the average GMIB protected value which is calculated daily and generally is equal to the GMIB roll-up value. The fee is withdrawn from each variable investment option in the same proportion as the contract value allocated to that variable investment option represents to the total contract value in all variable investment options. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a 200% cap of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. When the GMIB roll-up is increasing at an effective annual interest rate of 5%, the reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. See "Effect of Withdrawals" on page 44. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.



6: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES



The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2003. Fund expenses are not fixed or guaranteed by the Strategic Partners Plus contract, and may vary from year to year.



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES             %         %



* Actual expenses for the mutual funds are lower due to certain expense reimbursements or waivers. Expense reimbursements or waivers are voluntary and may be terminated at any time. The minimum and maximum expenses, with expense reimbursements are 0.37% and 1.30%, respectively.

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


ANNUAL MUTUAL FUND EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS
                                                            INVESTMENT         OTHER
---------------------------------------------------------------------------------------------------------------------------------
                                                           ADVISORY FEES      EXPENSES      TOTAL EXPENSES
THE PRUDENTIAL SERIES FUND, INC.(1)
---------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio
         Prudential Equity Portfolio
         Prudential Global Portfolio
         Prudential Money Market Portfolio
         Prudential Stock Index Portfolio
         Prudential Value Portfolio
         SP Aggressive Growth Asset Allocation
           Portfolio(2)
         SP AIM Aggressive Growth Portfolio
         SP AIM Core Equity Portfolio
         SP Alliance Large Cap Growth Portfolio
         SP Balanced Asset Allocation Portfolio(2)
         SP Conservative Asset Allocation Portfolio(2)
         SP Davis Value Portfolio
         SP Deutsche International Equity Portfolio
         SP Goldman Sachs Small Cap Value Portfolio
           (formerly SP Small/Mid-Cap Value Portfolio)
         SP Growth Asset Allocation Portfolio(2)
         SP INVESCO Small Company Growth Portfolio
         SP Jennison International Growth Portfolio
         SP Large Cap Value Portfolio
         SP MFS Capital Opportunities Portfolio
         SP Mid Cap Growth Portfolio
         SP PIMCO High Yield Portfolio
         SP PIMCO Total Return Portfolio
         SP Prudential U.S. Emerging Growth Portfolio
         SP Strategic Partners Focused Growth Portfolio
         SP Technology Portfolio
           (formerly SP Alliance Technology Portfolio)
EVERGREEN VARIABLE ANNUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
         Evergreen VA Blue Chip Fund(3)
         Evergreen VA Capital Growth Fund(3)
         Evergreen VA Foundation Fund
         Evergreen VA Global Leaders Fund(3)
         Evergreen VA Growth Fund(3)
         Evergreen VA Masters Fund(3)
         Evergreen VA Omega Fund
         Evergreen VA Small Cap Value Fund(3)



                                                            INVESTMENT         12B-1            OTHER               TOTAL
                                                           ADVISORY FEES        FEE            EXPENSES            EXPENSES
Janus Aspen Series(3,4)
---------------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio -- Service Shares



1. Each "SP" Portfolio of The Prudential Series Fund, Inc., has expense reimbursements in effect. These expense reimbursements are voluntary and may be terminated at any time. The expenses of each Series Fund Portfolio, including the effect of any expense reimbursements, are as follows:
[to be added]



2. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund, Inc. The Total Expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC.



3.



4.

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.



EXAMPLE 1a: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets


This example assumes that:

-  You invest $10,000 in the Contract With Credit,


-  You choose the Step-Up Guaranteed Minimum Death Benefit,



- You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after May 1, 2004),



-  You choose the Income Appreciator Benefit,


- You allocate all of your assets to the variable investment option having the maximum total operating expenses,

-  The investment has a 5% return each year,

-  The mutual fund's total operating expenses remain the same each year, and

-  You withdraw all your assets at the end of the indicated period.


EXAMPLE 1b: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

EXAMPLE 2a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit,


- You do not choose a Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit or Income Appreciator Benefit,


- You allocate all of your assets to the variable investment option having the maximum total operating expenses,

-  The investment has a 5% return each year,

-  The mutual fund's total operating expenses remain the same each year, and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


EXAMPLE 3a: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets



This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.



EXAMPLE 3b: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets



This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.


EXAMPLE 4a: Contract Without Credit: Base Death Benefit; and You Withdraw All Your Assets


This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.


EXAMPLE 4b: Contract Without Credit: Base Death Benefit; and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.


NOTES FOR EXPENSE EXAMPLES:


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.



The values shown in the 10 year column are the same for Example 1a and 1b, 2a and 2b, 3a and 3b, and 4a and 4b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal.



The examples use an average contract maintenance charge, which we calculated based on our estimate of the total contract fees we expect to collect in 2004. Based on these estimates, the contract maintenance charge is included as an annual charge of 0.035% of contract value.


Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.


A table of accumulation unit values appears in the Appendix to this prospectus.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


CONTRACT WITH CREDIT: STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION,
GUARANTEED MINIMUM INCOME BENEFIT, INCOME APPRECIATOR BENEFIT
---------------------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 1a:                         EXAMPLE 1b:
                                                    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                    -----------------------------------------------------------------------
                                                     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                    $        $        $        $        $       $         $         $



CONTRACT WITH CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 2a:                         EXAMPLE 2b:
                                                    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                    -----------------------------------------------------------------------
                                                     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                    $        $        $        $        $       $         $         $



CONTRACT WITHOUT CREDIT: STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION,
GUARANTEED MINIMUM INCOME BENEFIT, INCOME APPRECIATOR BENEFIT
------------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 3a:                         EXAMPLE 3b:
                                                       IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                       -----------------------------------------------------------------------
                                                        1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                       $        $        $        $        $       $         $         $



CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 4a:                         EXAMPLE 4b:
                                                       IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                       -----------------------------------------------------------------------
                                                        1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
                                                       $        $        $        $        $       $         $         $

                       This page intentionally left blank

PART II SECTIONS 1-9
--------------------------------------------------------------------------------
STRATEGIC PARTNERS PLUS PROSPECTUS

                       This page intentionally left blank

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        1:

WHAT IS THE STRATEGIC PARTNERS PLUS


        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract. (If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.)


   There are two basic versions of Strategic Partners Plus variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,


- may provide a lower interest rate for the fixed interest rate options than the Contract Without Credit, and


-  does not offer the market value adjustment option.

   Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,


- may provide a higher interest rate for the fixed interest rate options than the Contract With Credit, and


-  offers the market value adjustment option.

   Unless we state otherwise, when we use the word contract, it applies to both versions.

   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Plus if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.


   Strategic Partners Plus is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. The market value adjustment option is only available in the Contract Without Credit. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.


   Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

        1:
WHAT IS THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.



   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.



SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"



If you change your mind about owning Strategic Partners Plus, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive:


- the amount equal to the portion of the purchase payments including any fees or other charges, allocated to any of the fixed interest rate options, and

- the sum of (i) the difference between purchase payments received, including any fees or other charges, and the amounts allocated to the variable investment options, and (ii) the contract value as of the date the contract is mailed or delivered to us or to the representative who sold it to you.

   This amount will be reduced by any applicable federal and state income tax withholding and may be more or less than your original payment.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------


THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.



The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risk that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.



VARIABLE INVESTMENT OPTIONS



The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.



All the portfolios on the following chart, except for the Janus Aspen
Series -- Growth Portfolio, and the seven Evergreen Funds, are Prudential Series Fund portfolios. The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio and Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach. The SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio invest in other Prudential Series Fund Portfolios, and are managed by PI.



Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.



A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.



An affiliate of each of the funds may compensate Pruco Life of New Jersey based upon an annual percentage of the average assets held in the fund by Pruco Life of New Jersey under the contracts. These percentages may vary by fund and/or portfolio, and reflect administrative and other services we provide. With regard to its variable annuity contracts generally, Pruco Life of New Jersey receives fees that range from 0.05% to 0.40% annually for providing such services.



As detailed in the Prudential Series Fund prospectus, although the Series Fund Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
                                   Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the subadviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         GE Asset Management,
                                   capital. The portfolio invests at least 80% of its             Incorporated;
                                   investable assets in common stocks of major established        Jennison Associates
                                   corporations as well as smaller companies that the             LLC; Salomon Brothers
                                   subadvisers believe offer attractive prospects of              Asset Management Inc.
                                   appreciation. The Portfolio may invest up to 30% of its
                                   total assets in foreign securities. The Portfolio may also invest 20% of its investable assets in short, intermediate or long-term debt obligations, convertible and
                                   nonconvertible preferred stock and other equity-related
                                   securities. Up to 5% of these investable assets may be rated below investment grade. Debt securities rated below
                                   investment grade are considered speculative and are
                                   sometimes referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         Jennison Associates
                                   capital. The Portfolio invests primarily in common stocks      LLC
                                   (and their equivalents) of foreign and U.S. companies. When selecting stocks, the subadviser uses a growth approach
                                   which means that it looks for companies that have
                                   above-average growth prospects. Generally, the Portfolio
                                   invests in at least three countries, including the U.S., but may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S.
-----------------------------------------------------------------------------------------------------------------------
 MONEY MARKET                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 MANAGED INDEX                     PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Prudential Investment
                                   that generally correspond to the performance of                Management, Inc.
                                   publicly-traded common stocks. With the price and yield
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   PRUDENTIAL VALUE PORTFOLIO: seeks capital appreciation. The    Jennison Associates
                                   Portfolio invests primarily in common stocks that the          LLC
                                   subadviser believes are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk that "value" stocks can perform differently from the
                                   market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the subadviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks         Prudential
                                   capital appreciation by investing in large cap equity          Investments LLC
                                   Portfolios, international Portfolios, and small/mid cap
                                   equity Portfolios. The Portfolio seeks to achieve its
                                   investment objective by investing in several other Series
                                   Fund Portfolios ("Underlying Portfolios"). The large cap
                                   component is approximately 35% of the Portfolio, the
                                   international component is approximately 30% of the
                                   Portfolio, and the small/mid cap component is approximately
                                   35% of the Portfolio. The Portfolio's strategy of investing in combinations of Underlying Portfolios is intended to
                                   result in investment diversification that an investor could otherwise achieve only by holding numerous investments.
                                   Pertinent risks are those associated with each Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP AIM AGGRESSIVE GROWTH PORTFOLIO: seeks long-term growth     A I M Capital
                                   of capital. The Portfolio invests primarily in the common      Management, Inc.
                                   stocks of companies whose earnings the subadviser expects to grow more than 15% per year. Growth stocks may involve a
                                   higher level of risk than value stocks, because growth
                                   stocks tend to attract more attention and more speculative investments than value stocks. On behalf of the Portfolio, the subadviser invests in securities of small and medium
                                   sized growth companies, may invest up to 25% of the
                                   Portfolio's total assets in foreign securities and may
                                   invest up to 15% of the Portfolio's total assets in real
                                   estate investment trusts (REITs).
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    SP AIM CORE EQUITY PORTFOLIO: seeks growth of capital. The     A I M Capital
                                   Portfolio normally invests at least 80% of investable assets   Management, Inc.
                                   in equity securities, including convertible securities of
                                   established companies that have long-term above-average
                                   growth in earnings and growth companies that the subadviser believes have the potential for above-average growth in
                                   earnings. The Portfolio may invest up to 20% of its total
                                   assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP ALLIANCE LARGE CAP GROWTH PORTFOLIO: seeks growth of        Alliance Capital
                                   capital by pursuing aggressive investment policies. The        Management, L.P.
                                   Portfolio normally invests at least 80% of its investable
                                   assets in stocks of companies considered to have large
                                   capitalizations (i.e., similar to companies included in the
                                   S&P 500 Index). Unlike most equity funds, the Portfolio
                                   focuses on a relatively small number of intensively
                                   researched companies. The Portfolio usually invests in about
                                   40-60 companies, with the 25 most highly regarded of these companies generally constituting approximately 70% of the
                                   Portfolio's investable assets. Up to 15% of the Portfolio's total assets may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to provide a     Prudential
                                   balance between current income and growth of capital by        Investments LLC
                                   investing in fixed income Portfolios, large cap equity
                                   Portfolios, small/mid cap equity Portfolios, and
                                   international equity Portfolios. The Portfolio seeks to
                                   achieve its investment objective by investing in several
                                   other Series Fund Portfolios ("Underlying Portfolios"). The fixed income component is approximately 40% of the
                                   Portfolio, the large cap component is approximately 35% of the Portfolio, the small/mid cap component is approximately
                                   15% of the Portfolio, and the international component is
                                   approximately 10% of the Portfolio. The Portfolio's strategy of investing in combinations of Underlying Portfolios is
                                   intended to result in investment diversification that an
                                   investor could otherwise achieve only by holding numerous
                                   investments. Pertinent risks are those associated with each
                                   Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to provide   Prudential
                                   current income with low to moderate capital appreciation by    Investments LLC
                                   investing in fixed income Portfolios, large cap equity
                                   Portfolios, and small/mid cap equity Portfolios. The
                                   Portfolio seeks to achieve its investment objective by
                                   investing in several other Series Fund Portfolios
                                   ("Underlying Portfolios"). The fixed income component is
                                   approximately 65% of the Portfolio, the large cap component is approximately 30% of the Portfolio, and the small/mid cap equity component is approximately 5% of the Portfolio. The
                                   Portfolio's strategy of investing in combinations of
                                   Underlying Portfolios is intended to result in investment
                                   diversification that an investor could otherwise achieve
                                   only by holding numerous investments. Pertinent risks are
                                   those associated with each Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Advisors
                                   Portfolio invests primarily in common stocks of U.S.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   subadviser selects common stocks of quality, overlooked
                                   growth companies at value prices and holds them for the
                                   long-term. It looks for companies with sustainable growth
                                   rates selling at modest price-earnings multiples that it
                                   hopes will expand as other investors recognize the company's true worth. There is a risk that "value" stocks can perform differently from the market as a whole and other types of
                                   stocks and can continue to be undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO: seeks long-term    Deutsche Asset
                                   capital appreciation. The Portfolio invests primarily in the   Management Investment
                                   stocks of companies located in developed foreign countries     Services Limited
                                   that make up the MSCI EAFE Index, plus Canada. The Portfolio also may invest in emerging markets securities. The
                                   Portfolio normally invests at least 80% of its investable
                                   assets in the stocks and other securities with equity
                                   characteristics of companies in developed countries outside the U.S.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to provide         Prudential
                                   long-term growth of capital with consideration also given to   Investments LLC
                                   current income, by investing in large cap equity Portfolios, fixed income Portfolios, international equity Portfolios,
                                   and small/mid cap equity Portfolios. The Portfolio seeks to achieve its investment objective by investing in several
                                   other Series Fund Portfolios ("Underlying Portfolios"). The large cap component is approximately 35% of the Portfolio, the fixed income component is approximately 20% of the
                                   Portfolio, the international component is approximately 20%
                                   of the Portfolio, and the small/mid cap equity component is approximately 25% of the Portfolio. The Portfolio's strategy of investing in combinations of Underlying Portfolios is
                                   intended to result in investment diversification that an
                                   investor could otherwise achieve only by holding numerous
                                   investments. Pertinent risks are those associated with each
                                   Portfolio in which this Portfolio invests.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO: (FORMERLY SP       Goldman Sachs Asset
                                   SMALL/MID CAP VALUE PORTFOLIO): seeks long-term capital        Management, L.P.
                                   growth. The Portfolio normally invests at least 80% of
                                   investable assets in small capitalization companies that are generally believed to be undervalued in the marketplace. The
                                   80% requirement applies at the time the Portfolio invests
                                   its assets. The Portfolio generally defines small
                                   capitalization stocks as stocks of companies with a
                                   capitalization of $4 billion or less.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP INVESCO SMALL COMPANY GROWTH PORTFOLIO: seeks long-term     INVESCO Funds Group,
                                   capital growth. The Portfolio normally invests at least 80%    Inc.
                                   of investable assets in common stocks of
                                   small-capitalization companies -- those which are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase.
                                   Investments in small, developing companies carry greater
                                   risk than investments in larger, more established companies.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP JENNISON INTERNATIONAL GROWTH PORTFOLIO: seeks long-term    Jennison Associates
                                   growth of capital. The Portfolio invests primarily in          LLC
                                   equity-related securities of foreign issuers that the
                                   subadviser thinks will increase in value over a period of
                                   years. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal
                                   circumstances, the Portfolio invests at least 65% of its
                                   total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies and that have above average growth in earnings and cash flow, improving
                                   profitability, strong balance sheets, management strength
                                   and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc.
                                   increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies. The
                                   Portfolio generally defines large capitalization companies as those with a total market capitalization of $5 billion or more (measured at the time of purchase).
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    SP MFS CAPITAL OPPORTUNITIES PORTFOLIO: seeks capital          Massachusetts
                                   appreciation. The Portfolio normally invests at least 65% of   Financial Services
                                   net assets in common stocks and related securities, such as    Company (MFS)
                                   preferred stocks, convertible securities and depositary
                                   receipts for those securities. The Portfolio focuses on
                                   companies that the subadviser believes have favorable growth prospects and attractive valuations based on current and
                                   expected earnings or cash flow. The Portfolio's investments may include securities listed on a securities exchange or
                                   traded in the over-the-counter markets. The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are
                                   selected based upon fundamental analysis (such as an
                                   analysis of earnings, cash flows, competitive position and management's abilities). The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Asset
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   subadviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Midcap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The subadviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 HIGH YIELD BOND                   SP PIMCO HIGH YIELD PORTFOLIO: seeks maximum total return,     Pacific Investment
                                   consistent with preservation of capital and prudent            Management Company
                                   investment management. The Portfolio normally invests at       LLC (PIMCO)
                                   least 80% of investable assets in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody's Investor Service, Inc.
                                   (Moody's) or Standard & Poor's Ratings Group (S&P), or, if
                                   unrated, determined by the subadviser to be of comparable
                                   quality. The remainder of the Portfolio's assets may be
                                   invested in investment grade fixed income instruments. The duration of the Portfolio normally varies within a two to
                                   six year time frame based on the subadviser's forecast for interest rates. The Portfolio may invest without limit in
                                   U.S. dollar-denominated securities of foreign issuers. The
                                   Portfolio may invest up to 15% of its assets in
                                   euro-denominated securities.
-----------------------------------------------------------------------------------------------------------------------
 BOND                              SP PIMCO TOTAL RETURN PORTFOLIO: seeks maximum total return,   Pacific Investment
                                   consistent with preservation of capital and prudent            Management Company
                                   investment management. The Portfolio invests primarily in      LLC (PIMCO)
                                   investment grade debt securities. The Portfolio normally
                                   invests at least 65% of its assets in a diversified
                                   portfolio of fixed income instruments of varying maturities.
                                   It may also invest up to 10% of its assets in high
                                   yield/high risk securities (also known as "junk bonds")
                                   rated B or higher by Moody's or S&P or, if unrated,
                                   determined by the subadviser to be of comparable quality.
                                   The portfolio duration of this Portfolio normally varies
                                   within a three to six year time frame based on the
                                   subadviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the subadviser believes have the potential for above-average
                                   growth. The Portfolio considers small and medium-sized
                                   companies to be those with market capitalizations that are less than the largest capitalization of the Standard and
                                   Poor's Mid Cap 400 Stock Index as of the end of a calendar
                                   quarter. As of         , 2004, this number was $
                                   billion. The Portfolio can invest up to 20% of investable
                                   assets in equity securities of companies with larger or
                                   smaller market capitalizations than previously noted. The
                                   Portfolio can invest up to 35% of total assets in foreign
                                   securities. The Portfolio also may use derivatives for
                                   hedging or to improve the Portfolio's returns.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          Alliance Capital
                                   long-term growth of capital. The Portfolio normally invests    Management, L.P.;
                                   at least 65% of total assets in equity-related securities of   Jennison Associates
                                   U.S. companies that the subadvisers believe to have strong     LLC
                                   capital appreciation potential. The Portfolio's strategy is to combine the efforts of two subadvisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each subadviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of a nondiversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 SECTOR                            SP TECHNOLOGY PORTFOLIO (FORMERLY SP ALLIANCE TECHNOLOGY       The Dreyfus
                                   PORTFOLIO): seeks growth of capital. The Portfolio normally    Corporation
                                   invests at least 80% of investable assets in securities of companies that use technology extensively in the development of new or improved products or processes. The Portfolio also may invest up to 25% of its total assets in foreign
                                   securities. The Portfolio's investments in stocks may
                                   include common stocks, preferred stocks and convertible
                                   securities, including those purchased in initial public
                                   offerings (IPOs). Technology stocks, especially those of
                                   smaller, less-seasoned companies, tend to be more volatile than the overall stock market.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: GROWTH PORTFOLIO -- SERVICE SHARES:        Janus Capital
                                   seeks long-term growth of capital in a manner consistent
                                   with the preservation of capital. The Portfolio invests
                                   primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser
                                   degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies.
                                   The Portfolio invests primarily in common stocks selected
                                   for their growth potential. Although the Portfolio can
                                   invest in companies of any size, it generally invests in
                                   larger, more established companies. Janus Capital generally takes a "bottom up' approach to selecting companies. This
                                   means that it seeks to identify individual companies with
                                   earnings growth potential that may not be recognized by the market at large. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net
                                   assets.
-----------------------------------------------------------------------------------------------------------------------
 BALANCED                          EVERGREEN VA FOUNDATION FUND: seeks capital growth and         Evergreen Investment
                                   current income. The Fund invests in a combination of equity    Management Company,
                                   and debt securities. Under normal conditions, the Fund will    LLC
                                   invest at least 25% of its assets in debt securities and the remainder in equity securities. The equity securities that the Fund invests in will primarily consist of the common
                                   stocks, preferred stocks and securities convertible or
                                   exchangeable for common stocks of large U.S. companies
                                   (i.e., companies whose market capitalization falls within
                                   the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the equity portion of the Fund
                                   will seek to maintain a weighted average market
                                   capitalization that falls within the range of the Russell
                                   1000(R) Index. The Fund's adviser uses a diversified equity style of management, best defined as a blend between growth and value stocks.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE/BLEND              EVERGREEN VA FUND: seeks long-term capital growth. The Fund    Evergreen Investment
                                   invests primarily in the common stocks of large U.S.           Management Company,
                                   companies (i.e., companies whose market capitalizations fall   LLC
                                   within the range tracked by the Russell 1000(R) Index, at
                                   the time of purchase). In addition, the Fund will seek to
                                   maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. The Fund's
                                   adviser uses a diversified equity style of management, best defined as a blend between growth and value stocks.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  EVERGREEN VA GROWTH FUND: seeks long-term capital growth.      Evergreen Investment
                                   The Fund seeks to achieve its goal by investing at least 75%   Management Company,
                                   of its assets in common stocks of small and medium-sized       LLC
                                   companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 2000(R) Growth
                                   Index, at the time of purchase). The remaining portion of
                                   the Fund's assets may be invested in companies of any size.
                                   In addition, the Fund will seek to maintain a weighted
                                   average market capitalization that falls within the range of the Russell 2000(R) Growth Index. The Fund's adviser employs a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID/LARGE BLEND                   EVERGREEN VA GROWTH AND INCOME FUND: seeks capital growth in   Evergreen Investment
                                   the value of its shares and current income. The Fund invests   Management Company,
                                   primarily in the common stocks of medium and large-sized       LLC
                                   U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. The Fund's
                                   stock selection is based on a diversified style of equity
                                   management that allows it to invest in both value and
                                   growth-oriented equity securities.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              EVERGREEN VA INTERNATIONAL EQUITY FUND: seeks long-term        Evergreen Investment
                                   capital growth and secondarily, modest income. The Fund        Management Company,
                                   invests primarily in equity securities issued by               LLC
                                   established, quality non-U.S. companies located in countries with developed markets and may purchase securities across
                                   all market capitalizations. The Fund may also invest in
                                   emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.) The Fund's adviser seeks both growth and value opportunities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  EVERGREEN VA OMEGA FUND: seeks long-term capital growth. The   Evergreen Investment
                                   Fund invests primarily in common stocks and securities         Management Company,
                                   convertible into common stocks of U.S. companies across all    LLC
                                   market capitalizations. The Fund's adviser employs a growth style of equity management.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   EVERGREEN VA SMALL CAP VALUE FUND: seeks capital growth. The   Evergreen Investment
                                   Fund normally invests at least 80% of its assets in common     Management Company,
                                   stocks of small U.S. companies (i.e., companies whose market   LLC
                                   capitalizations fall within the range tracked by the Russell
                                   2000(R) Index, at the time of purchase). In addition, the
                                   Fund will seek to maintain a weighted average market
                                   capitalization that falls within the range of the Russell
                                   2000(R) Index. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


FIXED INTEREST RATE OPTIONS



We offer two fixed interest rate options:



-  a one-year fixed interest rate option, and



-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).



   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than 1.5% for the one-year fixed interest rate option, or 3% for the dollar cost averaging fixed rate option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.



   Payments allocated to the fixed interest rate options become part of Pruco Life of New Jersey's general assets.


ONE-YEAR FIXED INTEREST RATE OPTION


We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.


DOLLAR COST AVERAGING FIXED RATE OPTION


You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option.


   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payments allocated to the DCA Fixed Rate Option transferred to the other options in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION


Under the market value adjustment option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than 3% interest annually with respect to any guarantee period. This option is only available in the Contract Without Credit.



   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.



   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option.



   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.



   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:


(a) withdraw or transfer the value of the guarantee period,


(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or


(c) apply the value in the guarantee period to the annuity or settlement option of your choice.


If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Series Fund Money Market Portfolio investment option.



   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.



   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least 3%.



   Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life of New Jersey.


MARKET VALUE ADJUSTMENT

When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.



   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.


   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.


- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.



- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above.


   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFIT IN YOUR GUARANTEE PERIOD UNDER YOUR CONTRACT DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

TRANSFERS AMONG OPTIONS


Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, a variable investment option, or the one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the market value adjustment option at any time, provided it is at least $1,000.



   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day generally closes at 4:00 p.m. Eastern time. Transfer requests received after 4:00 p.m. Eastern time will take effect at the end of the next business day.


   With regard to the market value adjustment option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.


   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.



   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers whether or not part of the DCA fixed rate option are always free, and do not count toward the 12 free transfers per year.)



ADDITIONAL TRANSFER RESTRICTIONS



Frequent transfers among investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.



   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:



- Once you have made 20 transfers during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count transfers that involve one of our systematic programs, such as asset allocation and automated withdrawals.



- With respect to each variable investment option (other than the Prudential Series Fund Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.



- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.



- We will not implement these rules in jurisdictions that have not authorized us to do so, or may implement different rules on certain jurisdictions if required by such jurisdictions.



DOLLAR COST AVERAGING



The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.



   Each dollar cost averaging transfer must be at least $100. Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. If the remaining amount to be transferred drops below $100, the entire remaining balance will be transferred on the next transfer date. You can allocate subsequent purchase payments to be transferred under this option at any time.


   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase.


ASSET ALLOCATION PROGRAM



We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.



   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.



AUTO-REBALANCING



Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.


   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.


VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION


We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make. We may also stop allowing investments in existing variable investment options and their underlying mutual funds.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE


        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------


PAYMENT PROVISIONS



We can begin making annuity payments any time on or after the first contract anniversary. Annuity payments must begin no later than the later of the contract anniversary coinciding with or next following the annuitant's 90th birthday or the tenth contract anniversary.



   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.



   The Strategic Partners Plus variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.



PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT



We make the income plans described below available at any time before the annuity date. These plans are called annuity options or settlement options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS.


OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.


OPTION 2
LIFE INCOME ANNUITY OPTION


Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum, unless we were specifically instructed that the remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.



   If an annuity option is not selected by the annuity date, you will automatically select this option.


OTHER ANNUITY OPTIONS


We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.



TAX CONSIDERATIONS



If your contract is held under a tax-favored plan, as discussed on page 66, you should consider the minimum distribution requirements mentioned on page 68 when selecting your annuity option.



   If contracts are held in connection with "qualified" retirement plans (such as a Section 401(k) plan), please note that if you are married at the time your payments commence, you may be required by federal law to choose an income option that provides at least a 50 percent joint and survivor annuity to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. For more information, consult the terms of your retirement arrangement.

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


GUARANTEED MINIMUM INCOME BENEFIT



The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked.



   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced proportionally by withdrawals.



   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.



- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.



- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts) of the average GMIB protected value described below.



- Under the contract terms governing the new GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.



- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET.



   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.



GMIB ROLL-UP



The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).


   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

- the contract anniversary coinciding with or next following the annuitant's 80th birthday,

-  the 7th contract anniversary, or

-  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

EFFECT OF WITHDRAWALS.


In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). The GMIB roll-up cap is also reduced by withdrawals in the same manner. Any withdrawals made after the dollar-for-dollar limit has been reached will

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


proportionally reduce the GMIB protected value. We calculate the proportional reduction (after any dollar-for-dollar withdrawal) by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by both the GMIB protected value and GMIB roll-up cap after subtracting from each the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally.



   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are May 1, 2004; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):



EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION



A $10,000 withdrawal is taken on June 1, 2004 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:



- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).



- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).



- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).



EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS



A second $10,000 withdrawal is taken on July 1, 2004 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $242,006.64. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:



- The GMIB protected value is first reduced by the Remaining Limit (from $242,006.64 to $239,506.64).



- The result is then further reduced by the ratio of A to B, where:



  - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).



  - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,506.64 X (1 - ($7,500/$217,500)), or $231,247.79.



  - The GMIB 200% cap is first reduced by the Remaining Limit, (from $490,000 to $487,500).



  - The GMIB 200% cap is then further reduced by the ratio of A to B above ($487,500 x (1-($7,500/$217,500)), or $470,689.66.



- The Remaining Limit is set to zero (0) for the balance of the first contract year.



EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR



A $10,000 withdrawal is made on the first anniversary of the contract date, May 1, 2005 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,838.37. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:



- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).



- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $470,689.66 to $460,689.66).



- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).


GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.


PAYOUT AMOUNT


The Guaranteed Minimum Income Benefit payout amount is based on the age and sex of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:


1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or


2) the adjusted contract value--that is, the contract value minus any charge we are required to pay for premium taxes--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.


GMIB ANNUITY PAYOUT OPTIONS


We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the original version of GMIB we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after May 1, 2004 (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).


GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.


   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the later of the contract anniversary coinciding with or next following the annuitant's attainment of age 90 or the 10th contract anniversary.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT



The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.



   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).



   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB benefit, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. For example, assuming that a life income annuity option were elected, if your adjusted contract value equaled the GMIB protected value, the amount of each annuity payment that you would receive under the GMIB would be less than the amount of each annuity payment that you would receive under our standard annuity payout option. Therefore, in those situations where the GMIB's insurance is not needed, because the annuity payments outside of the GMIB would be greater than those offered under the GMIB, you would have paid a fee for the GMIB without ever taking advantage of the benefit that it is designed to provide. The GMIB, however, is an effective means of ensuring a minimum annuity payout, regardless of the investment performance of the variable investment options.



INCOME APPRECIATOR BENEFIT



The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds in order to defray the impact taxes may have on distributions from your contract. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.



   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.



- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.



- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See "What Are The Expenses Associated With The Strategic Partners Plus Contract?" on page 57.



ACTIVATION OF THE INCOME APPRECIATOR BENEFIT



YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.



   Once activated, you can receive the Income Appreciator Benefit:



-  (IAB OPTION 1) at annuitization when determining an annuity payment;



- (IAB OPTION 2) during the accumulation phase through the IAB automatic withdrawal payment program; or



- (IAB OPTION 3) during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


   More information about IAB Option 1 appears below. For information about IAB
Options 2 and 3, See "How Can I Access My Money?" on page   .



   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See "What Are The Tax Considerations Associated
With The Strategic Partners Plus Contract?" on page   .


   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.


CALCULATION OF INCOME APPRECIATOR BENEFIT AMOUNT



We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:


- earnings are calculated as the difference between the contract value and the sum of all purchase payments;


-  earnings do not include (1) any amount added to the contract value as a
   result of the Spousal Continuance Benefit (explained on page   ), or (2) if
   we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;


- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;


- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.



   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%
         7-9                15%
        10-14               20%
         15+                25%



IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION



Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).



   UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.



EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT



If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:



1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or



2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.



   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.



TERMINATING THE INCOME APPRECIATOR BENEFIT



The Income Appreciator Benefit will terminate on the earliest of:


-  the date you make a total withdrawal from the contract;

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;



- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;


-  the date of annuitization; or

-  the date the contract terminates.


HOW WE DETERMINE ANNUITY PAYMENTS



Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) ("fixed period annuities") or for the duration of the life of the annuitant (and possibly co-annuitant) ("life annuities"). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after May 1, 2004 (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3% annually. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.



   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:



FIXED PERIOD ANNUITIES



Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.



LIFE ANNUITIES



There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:



- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.



GUARANTEED AND GMIB ANNUITY PAYMENTS



- Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these future improvements. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:



1) First, for all life annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB, payments for contracts sold prior to May 1, 2004, or (b) four years, for life annuities under the GMIB sold in contracts on or after May 1, 2004 (the age reduction reduces annuity payments correspondingly. The four-year age reduction mentioned here causes a greater reduction in annuity payments than the two-year age reduction mentioned immediately above).

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


2) Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.



CURRENT ANNUITY PAYMENTS



When calculating current annuity purchase rates (i.e., non-guaranteed rates), we use the actual age of the annuitant (or co-annuitant).

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        4:


WHAT IS THE


        DEATH BENEFIT?
--------------------------------------------------------------------------------


THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.


BENEFICIARY


The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. A change of beneficiary will take effect on the date you sign the change request form, provided we receive the form in good order. Unless you name an irrevocable beneficiary, during the accumulation period, you can change the beneficiary at any time before the owner dies. However, if jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary.


CALCULATION OF THE DEATH BENEFIT


If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal
Continuance Benefit. See "Spousal Continuance Benefit" on page   .


   Upon death, the beneficiary will receive the greater of the following:


1) The current contract value (as of the time we receive proof of death). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.



2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, if you have chosen the Guaranteed Minimum Death Benefit, the GMDB protected value.



GUARANTEED MINIMUM DEATH BENEFIT



The Guaranteed Minimum Death Benefit (GMDB) provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. The GMDB protected value is calculated daily.



GMDB STEP-UP


IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

-  the 5th contract anniversary.


However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.


   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract

        4:


WHAT IS THE DEATH BENEFIT? CONTINUED


--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.


   Special rules apply if the beneficiary is the spouse of the owner and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:


-  If the sole beneficiary under the contract is the owner's spouse, and the
   other requirements of the Spousal Continuance Benefit are met (see page   ),
   then the contract can continue, and the spouse will become the new owner of the contract; or



- The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Benefit must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.


   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

SPECIAL RULES IF JOINT OWNERS


If the contract has an owner and a joint owner and they are spouses at the time that one dies the Spousal Continuance Benefit may apply. See "Spousal Continuance Benefit" page 53. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end.


PAYOUT OPTIONS


The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.


   The death benefit payout options are:

   CHOICE 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

   CHOICE 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first to die of the owner or joint owner.


      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.



      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit, Income Appreciator Benefit and Spousal Continuance Benefit.



   CHOICE 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.


   If the contract has an owner and a joint owner:

   - If the owner and joint owner are spouses at the death of the first to die of the two, any portion of the death benefit not applied under Choice 3 within one year of the survivor's date of death must be distributed within five years of the survivor's date of death.


   - If the owner and joint owner are not spouses, any portion of the death benefit not applied

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.


   The tax consequences to the beneficiary vary among the three death benefit payout options. See "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?" on page 64.



SPOUSAL CONTINUANCE BENEFIT



This benefit is available if, on the date we receive proof of the owner's death,
(1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above conditions are present, the surviving spouse can elect the Spousal Continuance Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.



   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.



   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.



   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:


-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals).

   IF YOU HAVE ELECTED THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up.

   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB step-up under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.


   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit provisions of the contract.



   IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed

        4:


WHAT IS THE DEATH BENEFIT? CONTINUED


--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.



   IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death, the Income Appreciator Benefit will end unless the contract is continued by the owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the later of the contract anniversary next following the annuitant's 90th birthday or the 10th contract anniversary), or (c) the later of the 10th contract anniversary or the contract anniversary next following the surviving spouse's 90th birthday (or the annuitant's 90th birthday if other than the surviving spouse).



   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        5:


HOW CAN I PURCHASE A STRATEGIC PARTNERS


        PLUS CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


The initial purchase payment is the amount of money you give us to purchase the contract. The minimum initial purchase payment is $10,000, and may not be greater than $1,000,000 absent prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


   You may purchase this contract only if the oldest of the owner, joint owner or annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:



-  the owner,



-  the joint owner, or



-  the annuitant.



   Currently, the maximum aggregate purchase payments you may make is $7 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million, absent our prior approval.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate investment options or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000.


   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.


   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Subsequent purchase payments received in good order after 4:00 p.m. Eastern time will be credited on the following business day.


CREDITS


If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.


   The bonus credit that we pay with respect to any purchase payment depends on
(i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and

- if the older owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.


   Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back

        5:


HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS CONTRACT? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


any credit we applied within one year of the date of death.


CALCULATING CONTRACT VALUE

The value of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option,

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

3) dividing this amount by the number of outstanding accumulation units.


   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.



   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 1.5% a year on that portion of the contract value allocated to the one-year fixed interest-rate option. For the DCA Fixed Interest Rate Option, we guarantee a minimum interest rate of 3% annually.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        6:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC


                    PARTNERS PLUS CONTRACT?
--------------------------------------------------------------------------------


THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. WE DESCRIBE THESE CHARGES AND EXPENSES BELOW. THE CHARGES UNDER THE CONTRACTS ARE DESIGNED TO COVER, IN THE AGGREGATE, OUR DIRECT AND INDIRECT COSTS OF SELLING, ADMINISTERING AND PROVIDING BENEFITS UNDER THE CONTRACTS. THEY ARE ALSO DESIGNED, IN THE AGGREGATE, TO COMPENSATE US FOR THE RISKS OF LOSS WE ASSUME PURSUANT TO THE CONTRACTS. IF, AS WE EXPECT, THE CHARGES THAT WE COLLECT FROM THE CONTRACTS EXCEED OUR TOTAL COSTS IN CONNECTION WITH THE CONTRACTS, WE WILL EARN A PROFIT. OTHERWISE, WE WILL INCUR A LOSS. THE RATES OF CERTAIN OF OUR CHARGES HAVE BEEN SET WITH REFERENCE TO ESTIMATES OF THE AMOUNT OF SPECIFIC TYPES OF EXPENSES OR RISKS THAT WE WILL INCUR. IN MOST CASES, THIS PROSPECTUS IDENTIFIES SUCH EXPENSES OR RISKS IN THE NAME OF THE CHARGE; HOWEVER, THE FACT THAT ANY CHARGE BEARS THE NAME OF, OR IS DESIGNED PRIMARILY TO DEFRAY A PARTICULAR EXPENSE RISK DOES NOT MEAN THAT THE AMOUNT WE COLLECT FROM THAT CHARGE WILL NEVER BE MORE THAN THE AMOUNT OF SUCH EXPENSE OR RISK. NOR DOES IT MEAN THAT WE MAY NOT ALSO BE COMPENSATED FOR SUCH EXPENSE OR RISK OUT OF ANY OTHER CHARGES WE ARE PERMITTED TO DEDUCT BY THE TERMS OF THE CONTRACT.



INSURANCE AND ADMINISTRATIVE CHARGE



Each day, we make a deduction for the insurance and administrative charge. This charge covers our expenses for mortality and expense risk, administration, marketing and distribution. If you choose the Guaranteed Minimum Death Benefit Option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for our assumption of the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the cost compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations; personnel costs; legal and accounting fees; filing fees; and systems costs. The Guaranteed Minimum Death Benefit risk portion of the charge, if applicable, covers our assumption of the risk that the protected value of the contract will be larger than the base death benefit if the contract owner dies during the accumulation phase.



   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the

        6:




WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS CONTRACT? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


charge depends on the death benefit option that you choose. The charge is equal to:


   -  1.40% on an annual basis if you choose the base death benefit, and


   - 1.65% on an annual basis if you choose the step-up Guaranteed Minimum Death Benefit option.



   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the Contract with Credit.



   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from this cost. The insurance risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.



WITHDRAWAL CHARGE



A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.



   The withdrawal charge is the percentage, shown below, of the amount withdrawn.



  NUMBER OF CONTRACT
ANNIVERSARIES SINCE THE    CONTRACT WITH     CONTRACT WITHOUT
 DATE OF EACH PURCHASE   CREDIT WITHDRAWAL   CREDIT WITHDRAWAL
        PAYMENT               CHARGE              CHARGE
-----------------------  -----------------   -----------------
          0                      8%                  7%
          1                      8%                  6%
          2                      8%                  5%
          3                      8%                  4%
          4                      7%                  3%
          5                      6%                  2%
          6                      5%                  1%
          7                      0%                  0%



   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.



   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge and provide you with the amount requested.



   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.



   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.



   When you make a withdrawal, we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.



   If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period we will make a market value adjustment to the withdrawal amount. We will then apply a withdrawal charge to the adjusted amount.



   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


may use part of that withdrawal charge to recoup our costs of providing the credit.



   Withdrawal charges will never be greater than permitted by applicable law.



MINIMUM DISTRIBUTION REQUIREMENTS



If a withdrawal is taken from a tax qualified contract in order to satisfy an IRS mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?" on page 64.



CONTRACT MAINTENANCE CHARGE



We do not deduct a contract maintenance charge for administrative expenses while your contract value is $75,000 or more. If your contract value is less than $75,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $30 (or a lower amount equal to 2% of your contract value) for administrative expenses. We may raise the level of the contract value at which we waive this fee. We will deduct this charge proportionately from each of your contract's investment options.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE


We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2004, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value. We deduct the charge from your contract value on each of the following events:


-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and


- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.



   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.



   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's account value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.



   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.


   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.



   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.


INCOME APPRECIATOR BENEFIT CHARGE


We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:


   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,


   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

        6:




WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS CONTRACT? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.


   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:


   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date,


   -  upon a full withdrawal, and


   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.


   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.


   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.



   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.



TAXES ATTRIBUTABLE TO PREMIUM



There may be federal and premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a charge against the value of the contract to pay some or all of these taxes. New York does not currently charge premium taxes on annuities. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


TRANSFER FEE


You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.


COMPANY TAXES

We will pay the taxes on the earnings of the separate account. We do not currently charge you for these taxes. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2003, the fees of these funds ranged on an annual
basis from      % to      % of fund assets (these fees reflect the effect of
expense reimbursements or waivers, which may terminate at any time). For additional information about these fund fees, please consult the prospectuses for the funds.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        7:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE


When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.



   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be made proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep your contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.



   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.


   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is $100.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.


INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE



The Income Appreciator Benefit (IAB) is discussed on page 47. As mentioned there, you may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good

        7:

HOW CAN I ACCESS MY MONEY? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.



   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.



IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM



Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10 year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your contract value, in which case each combined payment must be at least $100.



   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the contract value as of the date you activate the Income Appreciator Benefit.



   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributed to the Income Appreciator Benefit.



   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.



DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2



You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable or fixed interest rate options in the same proportions as your most recent purchase payment allocation percentages.



   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).



IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE



Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate option, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.



   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.


   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS


   During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your contract value in a contract year that exceeds the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn.



   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.



   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.



EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT



We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.


SUSPENSION OF PAYMENTS OR TRANSFERS


The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:


- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;


- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or



- The SEC, by order, permits suspension or postponement of payments for the protection of owners.


   We expect to pay the amount of any withdrawal or transfer made from the fixed interest rate options promptly upon request.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        8:


WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC


                    PARTNERS PLUS CONTRACT?
--------------------------------------------------------------------------------


The tax considerations associated with the Strategic Partners Plus contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.



   If the IRS determines that the deductions for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.


TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect any interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;


- the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity; and

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).



SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035



Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information.)



   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of gains in the contract as well as the 10% tax penalty of pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.


TAXES PAYABLE BY BENEFICIARIES

All of the death benefit options are subject to income tax to the extent the distribution exceeds the adjusted basis in the contract and the full value of the death benefit is included in the owner's estate.


   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.



   Tax consequences to the beneficiary vary among the death benefit payment options.


-  Choice 1:  the beneficiary is taxed on earnings in the contract.


- Choice 2: the beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).


- Choice 3: the beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS


Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with 3 exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.


   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY

        8:




TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

TAX FAVORED PLANS section for withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION


   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.



   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.


   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect an annuity payment option based on life expectancy or a period exceeding five years.

   If any portion of the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.


   Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.


ADDITIONAL INFORMATION


You should refer to the Statement of Additional Information if:


- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.


- You purchased more than one annuity contract from the same insurer within the same calendar year (other than contracts held by tax favored plans).


CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a), 408(b) and 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

TYPES OF TAX FAVORED PLANS


   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" on page 75 contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount credited under the contract, calculated as of the date that we receive this cancellation notice, if greater), less any applicable federal and state income tax withholding.



   CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2004 the limit is $3,000; increasing in 2005 to 2007, to $4,000; and for 2008, $5,000. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500 in years 2004 to 2005 and an additional $1,000 in 2006 and years thereafter. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.



   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:


- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

- You cannot sell, assign or pledge the contract, other than to Pruco Life of New Jersey;

- The annual premium you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which annuity payments must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70 1/2; and



- Death and annuity payments must meet "minimum distribution requirements" (described on page 68).


   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:


-  A 10% "early distribution penalty" (described on page 68);


- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or


-  Failure to take a minimum distribution (also generally described on page 68).



   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:


-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" (generally, held for 5 tax years and payable on account of death, disability,

        8:




TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

   attainment of age 59 1/2, or first time-homebuyer) from Roth IRAs are excludable from your gross income; and

- If eligible, you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may purchase a contract as a Roth IRA only in connection with a "rollover" or "conversion" of the proceeds of another traditional IRA, conduit IRA, or Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.


   You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will send you a check for this minimum distribution amount, less any other partial withdrawals that you made during the year.

PENALTY FOR EARLY WITHDRAWALS


You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax advisor for further details.


WITHHOLDING


Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:


- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are The Expenses Associated With The Strategic Partners Plus Contract" starting on page 57.



   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" on page 70.



   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.



ADDITIONAL INFORMATION



For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement" on page 75.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

        9:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York, and accordingly is subject to the laws of each of those states.


   Pruco Life of New Jersey is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company doing business since 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.



   Pruco Life of New Jersey publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life of New Jersey that is annually audited by independent accountants. Pruco Life of New Jersey's annual report for the year ended December 31, 2003, together with subsequent periodic reports that Pruco Life of New Jersey files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life of New Jersey annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life of New Jersey is 33-18053. You may read and copy any filings made by Pruco Life of New Jersey with the SEC at the SEC's Public Reference Room at 450 Fifth Street, Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.


THE SEPARATE ACCOUNT


We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the SAI.


SALE AND DISTRIBUTION OF THE CONTRACT


Prudential Investment Management Services LLC (PIMS), 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the contracts under a "best efforts" underwriting agreement with Pruco Life of New Jersey under which PIMS is reimbursed for its costs and expenses. PIMS is an indirect wholly owned subsidiary of Prudential Financial, Inc. and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.



   Commissions are paid to broker-dealers that are registered under the Exchange Act and/or entities that are exempt from such registration (firms) according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 7%. Alternative compensation schedules are available that provide a lower initial

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.



   In addition, we or PIMS may enter into compensation arrangements with certain broker-dealer firms or branches of such firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PIMS, and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.



LITIGATION



We are subject to legal and regulatory actions in the ordinary course of our business, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life of New Jersey and that are typical of the businesses in which Pruco Life of New Jersey operates. Class action and individual lawsuits involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We are also subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.


   Pruco Life of New Jersey's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life of New Jersey's financial position.

ASSIGNMENT


You can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see "What Is The Death Benefit," on page 51. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.


   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life of New Jersey, the co-issuer of the Strategic

        9:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

Partners Plus contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Allocation of Initial Purchase Payment


-  Determination of Accumulation Unit Values


-  Federal Tax Status

-  Directors and Officers

-  Financial Statements

HOUSEHOLDING


To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling 877-778-5008.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

MARKET-VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA

The general formula under which Pruco Life of New Jersey calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under Strategic Partners Plus is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
MVA). The MVA itself is calculated as follows:
                               1 + I
              MVA = [(----------------)to the power of (N/12)] -1
                       1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the interpolated current credited
                 interest rate offered on new money at
                 the time of withdrawal,
                 annuitization, or settlement. (See
                 below for the interpolation formula)
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

The MVA formula with respect to contracts issued in New York is what is depicted above. The formula uses an interpolated rate "J" as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.


MARKET VALUE ADJUSTMENT EXAMPLE

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.


- On May 1, 2002 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus
   1) is 5%.


The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the power of (38/12) -1 = 0.04902

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04902 = $545.45

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $545.45 = $11,672.56

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.


- On May 1, 2002 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years

MARKET-VALUE ADJUSTMENT FORMULA CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

   (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the power of (38/12) -1 = -0.04098

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04098) = -$455.99

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$455.99) = $10,671.12

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------


This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.


FREE LOOK PERIOD


The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund (less any applicable federal and state income tax withholding) within 10 days after it is delivered. The amount of the refund is dictated by state law. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.


ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS


Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA contributions must be made by no later than the due date for filing your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $45,000 in 2004, with the amount of IRA contribution which may be reduced proportionately for Adjusted Gross Income between $45,000-$55,000. For married couples filing jointly, the applicable dollar limitation is $65,000, with the amount of IRA contribution which may be reduced proportionately between $65,000-$75,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $55,000 for individuals and $75,000 for married couples filing jointly. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.


   The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) the maximum amount allowed by law, including catch-up contributions if applicable or (2) 100% of taxable alimony.


   If you should contribute more than the maximum contribution amount to your IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.



   Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See "Premature Distributions" on page 76).


IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to the maximum amount allowed by law, including catch-up contributions if applicable, may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

amount equal to the least of (i) the amount contributed to the IRAs; (ii) twice the maximum amount allowed by law, including catch-up contributions if applicable; or (iii) 100% of your combined gross income.


   Contributions in excess of the contribution limits may be subject to penalty. See "Contributions And Deductions" on page 75. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.


   Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION


Once every year, you are permitted to withdraw any portion of the value of your IRA and reinvest it in another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.



   A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.) Funds can also be rolled over from an IRA to another IRA or to another qualified retirement plan or 457 government plan.


DISTRIBUTIONS

(a) PREMATURE DISTRIBUTIONS


At no time can your interest in your IRA be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA to anyone. Use of an IRA as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)



   You may surrender any portion of the value of your IRA. In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


   The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

(b) DISTRIBUTION AFTER AGE 59 1/2


Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

(c) INADEQUATE DISTRIBUTIONS--50% TAX


Your IRA is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age
70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary). The calculation method is defined under IRS regulations. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.


(d) DEATH BENEFITS


If you (or your surviving spouse) die before receiving the entire value of your IRA, the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum by December 31st of the fifth year after your (or your surviving spouse's) death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning by December 31st of the year following the year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, and no designated beneficiary is identified by December 31st of the year following the year of death, the entire amount must be distributed based on the life expectancy of the owner using the owner's age prior to death. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all IRAs maintained by an individual is generally the lesser of the maximum amount allowed by law and 100% of compensation for that year (the maximum amount allowed by law is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a traditional IRA. Contributions to a Roth IRA are not deductible.

   For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a traditional IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

   UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A TRADITIONAL IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

   "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

   Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed under the same rules applied to traditional IRAs where death occurs before the required beginning date.

   The contract may not be available to Roth IRA's in New York.

REPORTING TO THE IRS


   Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate. If you were at least 70 1/2 at the end of the prior year, we will indicate to you and to the IRS, on Form 5498, that your account is subject to minimum required distributions.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

         APPENDIX

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners Plus Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such Contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges during the period November 10, 2003 to December 31, 2003. Under the version of the contracts described in this prospectus, the highest combinations of asset-based charges now amounts to 1.75%, while the lowest combination of asset-based charges remains at 1.40%.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES: (BASE DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                          AT BEGINNING OF PERIOD              AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.86988                      $0.59236                                 0
PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.83992                      $0.62009                                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.01253                      $1.01372                                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.90493                      $0.69437                                 0
PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.97746                      $0.79350                                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87109                      $0.66866                                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87500                      $0.68204                                 0
SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.84109                      $0.70328                                 0
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.88230                      $0.59865                                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.94964                      $0.82711                                 0
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.98458                      $0.91397                                 0
SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92029                      $0.76511                                 0
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.84741                      $0.69226                                 0
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.00289                      $0.84681                                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.90967                      $0.74223                                 0
SP INVESCO SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92677                      $0.63744                                 0
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.74788                      $0.57108                                 0
SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92388                      $0.76199                                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81060                      $0.57009                                 0
* COMMENCEMENT OF BUSINESS
                                                                                            THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                          AT BEGINNING OF PERIOD              AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81540                      $0.43161                                 0
SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.01397                      $1,00143                                 0
SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.04110                      $1,12328                                 0
SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87416                      $0.58550                                 0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.85719                      $0.63181                                 0
SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81297                      $0.47030                                 0
EVERGREEN VA BLUE CHIP FUND**
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003
EVERGREEN VA CAPITAL GROWTH FUND**
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003
EVERGREEN VA FOUNDATION FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.95089                      $0.84711                                 0
EVERGREEN VA FUND**
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2003* to 12/31/2003
EVERGREEN VA GLOBAL LEADERS FUND***
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003               $0.91709                      $0.72115                                 0
EVERGREEN VA GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.98597                      $0.71064                                 0
EVERGREEN VA GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2003* to 12/31/2003
EVERGREEN VA INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2003* to 12/31/2003
EVERGREEN VA MASTERS FUND****
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003
EVERGREEN VA OMEGA FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.91152                      $0.67078                                 0
EVERGREEN VA SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.09268                      $0.94182                                 0
JANUS ASPEN SERIES--GROWTH PORTFOLIO SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.78373                      $0.56640                                 0


  * COMMENCEMENT OF BUSINESS


 ** EFFECTIVE DECEMBER 5, 2003, THE EVERGREEN CAPITAL GROWTH FUND WAS MERGED INTO THE EVERGREEN GROWTH AND INCOME FUND.



 *** EFFECTIVE DECEMBER 5, 2003, THE EVERGREEN VA GLOBAL LEADERS FUND WAS MERGED
     INTO THE EVERGREEN VA INTERNATIONAL EQUITY FUND.



**** EFFECTIVE DECEMBER 5, 2003, THE EVERGREEN BLUE CHIP FUND AND THE EVERGREEN
     VA MASTERS FUND WERE EACH MERGED INTO THE EVERGREEN VA FUND.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES:
(GMDB STEP-UP 1.60)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.84626                      $0.68990                               0
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.00157                      $0.84403                               0
SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.90849                      $0.73977                               0
SP INVESCO SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92565                      $0.63535                               0
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.74692                      $0.56920                               0
SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.92277                      $0.75957                               0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.80954                      $0.56832                               0


* COMMENCEMENT OF BUSINESS
                                                                                            THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED):
(GMDB STEP-UP 1.60)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.81439                      $0.43024                               0
SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.01274                      $0.99844                               0
SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.03983                      $1.11943                               0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.87304                      $0.58358                               0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.85608                      $0.62968                               0
SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003
EVERGREEN VA BLUE CHIP FUND**
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003               $0.90735                      $0.69623                               0
EVERGREEN VA CAPITAL GROWTH FUND**
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003
EVERGREEN VA FOUNDATION FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.94959                      $0.84437                               0
EVERGREEN VA FUND**
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2003* to 12/31/2003
EVERGREEN VA GLOBAL LEADERS FUND***
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003
EVERGREEN VA GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.98466                      $0.70835                               0
EVERGREEN VA GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2003* to 12/31/2003
EVERGREEN VA INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2003* to 12/31/2003
EVERGREEN VA MASTERS FUND****
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/4/2003
EVERGREEN VA OMEGA FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.91033                      $0.66855                               0
EVERGREEN VA SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $1.09121                      $0.93863                               0
JANUS ASPEN SERIES--GROWTH PORTFOLIO SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         11/10/2003* to 12/31/2003              $0.78269                      $0.56449                               0


  * COMMENCEMENT OF BUSINESS


 ** EFFECTIVE DECEMBER 5, 2003, THE EVERGREEN CAPITAL GROWTH FUND WAS MERGED INTO THE EVERGREEN GROWTH AND INCOME FUND.



 *** EFFECTIVE DECEMBER 5, 2003, THE EVERGREEN VA GLOBAL LEADERS FUND WAS MERGED
     INTO THE EVERGREEN VA INTERNATIONAL EQUITY FUND.



**** EFFECTIVE DECEMBER 5, 2003, THE EVERGREEN BLUE CHIP FUND AND THE EVERGREEN
     VA MASTERS FUND WERE EACH MERGED INTO THE EVERGREEN VA FUND.

                       This page intentionally left blank

                       This page intentionally left blank

P2401NY

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS



     The Strategic Partners(SM) Annuity One 3 and Strategic Partners(SM) Plus 3 annuity contract (the "Contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Strategic Partners(SM) Annuity One and Strategic Partners(SM) Plus prospectus, dated May 1, 2004. To obtain a copy of either prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19101, or contact us by telephone at (888) PRU-2888.


                                TABLE OF CONTENTS



COMPANY...................................................................... 2
EXPERTS...................................................................... 2
PRINCIPAL UNDERWRITER........................................................ 2
ALLOCATION OF INITIAL PURCHASE PAYMENT....................................... 2
DETERMINATION OF ACCUMULATION UNIT VALUES.................................... 2
COMPARATIVE PERFORMANCE INFORMATION AND ADVERTISING.......................... 2
FEDERAL TAX STATUS........................................................... 3
DIRECTORS AND OFFICERS....................................................... 5
FINANCIAL STATEMENTS......................................................... 6



PRUCO LIFE INSURANCE COMPANY                   PRUDENTIAL ANNUITY SERVICE CENTER
       OF NEW JERSEY                                     P.O. BOX 7960
   213 WASHINGTON STREET                       PHILADELPHIA, PENNSYLVANIA 19101
   NEWARK, NJ 07102-2992                           TELEPHONE: (888) PRU-2888


STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

                                     COMPANY

     Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.


     Pruco Life of New Jersey is an indirect wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.



                                     EXPERTS

                [TO BE FILED BY POST-EFFECTIVE AMENDMENT 485(B)]


                              PRINCIPAL UNDERWRITER


     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.



     During 2003, 2002 and 2001, $______, $_______ and $______, respectively, was paid to PIMS for its services as principal underwriter. During 2003, 2002 and 2001, PIMS retained none of those commissions.



     Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.



                     ALLOCATION OF INITIAL PURCHASE PAYMENT


     As discussed in each prospectus, we generally will credit the initial purchase payment to your Contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation.


                    DETERMINATION OF ACCUMULATION UNIT VALUES


     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS(SM) ANNUITY ONE CONTRACT AND CALCULATING CONTRACT VALUE in each prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

     As we have indicated in each prospectus, Strategic Partners Annuity One and Strategic Partners Plus variable annuity is a contract that allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values associated with to the contract features corresponding to each combination of asset-based charges for the period ending December 31, 2003.



               COMPARATIVE PERFORMANCE INFORMATION AND ADVERTISING

     Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, The New York Times, Forbes, Barrons, Fortune, Money Magazine and Financial World.

     Reports or advertising may also include the use of tax deferred compounding charts and charts describing the power of tax deferred compounding on the bonus payment.


                               FEDERAL TAX STATUS

OTHER TAX RULES.

     1    DIVERSIFICATION


     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life of New Jersey believes the underlying variable investment options for the Contract meet these diversification requirements.


     2.   INVESTOR CONTROL.


     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life of New Jersey, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.

     3.   ENTITY OWNERS.


     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the Contract will not be taxed as an annuity and increases in the value of the Contract will be subject to tax.


     4.   PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.


     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.


     5.   GENERAL-SKIPPING TRANSFERS.

     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                             DIRECTORS AND OFFICERS

     The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years are shown below.

                      DIRECTORS OF PRUCO LIFE OF NEW JERSEY


          JAMES J. AVERY, JR., Vice Chairman and Director - President, Prudential Individual Life Insurance since 1998.

          VIVIAN L. BANTA, Chairman, and Director - Vice Chairman, Insurance Division, Prudential Financial since 2002; 2000 to 2002: Executive Vice President, Individual Financial Services, U.S. Consumer Group; 1998 to 1999: Consultant, Individual Financial Services.

          RICHARD J. CARBONE, Director - Senior Vice President and Chief Financial Officer since 1997.

          HELEN M. GALT, Director - Company Actuary, Prudential since 1993.

          RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999.

          ANDREW J. MAKO, President - Vice President, Finance, Insurance Division since 1999.

          DAVID R. ODENATH, JR., Director - President, Prudential Annuities, since 2003; 1999 to 2003: President, Prudential Investments.


                         OFFICERS WHO ARE NOT DIRECTORS

          C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000, Vice President and Treasurer, Prudential.

          THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services.

          CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department since 1995.

          MELODY C. MCDAID, Senior Vice President - Vice President and Site Executive, Prudential Financial Services Customer Service Office since 1995.

          ESTHER H. MILNES, Senior Vice President - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999.

          JAMES M. O'CONNOR, Senior Vice President and Actuary - Vice President, Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products.

          SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Actuary, Prudential since 1996.

          WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President, Insurance Division, Prudential Financial since 2002; 2000 to 2002: Vice President and IFS Controller, Prudential Enterprise Financial Management; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management.


     The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.

     Pruco Life of New Jersey directors and officers are elected annually.


                              FINANCIAL STATEMENTS


                [TO BE FILED BY POST-EFFECTIVE AMENDMENT 485(B)]

PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)      FINANCIAL STATEMENTS

(1) Financial Statements of the Strategic Partners Subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2003; the Statements of Operations for the period ended December 31, 2003; the Statements of Changes in Net Assets for the periods ended December 31, 2003 and December 31, 2002; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement) (Note 19).

(2) Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2003 and 2002; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2003, 2002 and 2001; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement). (Note
         19)

(b)      EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

(2)      Agreements for custody of securities and similar investments--Not
         Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor) (Note 2)

         (b) Form of Selected Broker Agreement used by PIMS (Note 2)

(4) (a) Form of The Strategic Partners Variable Annuity Contract V-BON 2000-NY (Note 12)

         (b) Form of The Strategic Partners Variable Annuity Contract V-DCA 2000-NY (Note 12)

         (c) Form of Strategic Partners Variable Annuity Contract VBON-2000-NY Ed. 10/2002 (Note 13)

         (d) Form of Strategic Partners Variable Annuity Contract VDCA-2000-NY Ed 10/2002 (Note 13)

         (e) Form of Strategic Partners Variable Annuity Contract VDCA-NY Ed 5-2003 (Note 18)

         (f) Endorsement ORD 112389-NY (Note 13)

         (g) Endorsement (MVA) ORD 112805-NY (Note 14)

         (h) Endorsements ORD 112898-NY and ORD 112899-NY (Note 16)

         (i) Endorsement (GMIB) ORD 112737-NY (Note 18)

         (j) Endorsement (Transfers) ORD 112878 (Note 18)

         (k) Endorsement (IAB) ORD 112718-NY (Note 18)

         (l) Endorsement (GMIB) ORD 112963-NY (Note 19)

(5)      (a) Application form for the Contract. (Note 8)

         (b) Application form for the Contract - PIAG (Note 8)

         (c) Strategic Partners Annuity One Application ORD 99725 New York (Note
         13)

         (d) Strategic Partners Annuity One Application ORD 99725 New York-Third Party (Note 13)

         (e) Strategic Partners Annuity One Application ORD 99725 New York-First Union (Note 13)

         (f) Application form for the Contract (19)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

         (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 7)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

         (a) Form of Fund Participation Agreement. (Note 4)

(9)      Opinion of Counsel as to legality of the securities being registered.
         (Note 1)

(10) Written consent of PricewaterhouseCoopers LLP, independent accountants. (Note 19)

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)      Powers of Attorney.

         (a) David R. Odenath, Jr. and William J. Eckert (Note 9)

         (b) James J. Avery Jr. (Note 5)

         (c) Ronald P. Joelson (Note 10)

         (d) Vivian L. Banta, Richard J. Carbone, Helen M. Galt (Note 11)

         (e) Andrew J. Mako (Note 17)

----------

(Note 1)      Filed herewith.

(Note 2) Incorporated by reference to Post-Effective Amendment No. 4 to Form
    N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 26, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 10 to Form
    S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 12 to Form
    S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-85117 filed
    August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 8) Incorporated by reference to the Initial Registration on Form N-4,
    Registration No. 333-49230 filed November 3, 2000 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Form S-6 Registration No. 333-49334 filed
    February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 14 to Form
    S-1, Registration No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 5 to Form
    S-6, Registration No. 333-85117 filed June 28, 2001 of behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 2 to this
    Registration Statement, filed September 28, 2001.

(Note 13) Incorporate by reference to Post-Effective Amendment No. 4 to this
    Registration Statement, filed December 10, 2002.

(Note 14) Incorporated by reference to initial Form S-3, Registration No.
    222-49230 filed February 27, 2003 on behalf of Pruco Life Insurance Company of New Jersey.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 5 to Form
    S-6, Registration No. 333-85117 filed June 28, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 6 to this
    Registration Statement, filed April 23, 2003.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 27 to Form
    N-4 Registration No. 333-99275, filed June 27, 2003, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 18) Incorporated by reference to Post-Effective Amendment No. 9 to this
    Registration Statement, filed September 26, 2003.

(Note 19) To be filed by Post-Effective Amendment.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part B: Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account and the Pruco Life of New Jersey Variable Real Property Account (separate accounts of Pruco Life of New Jersey)

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential Financial, Inc. are listed under Item 26 of Post-Effective Amendment No. 3 to the Form N-4 Registration Statement for Pruco Life Flexible Premium Variable Annuity Account, Registration No. 333-52754, filed April 17, 2003, the text of which is hereby incorporated.


ITEM 27.    NUMBER OF CONTRACT OWNERS


As of February 29, 2004 there were _____ owners of qualified contracts and _____ of non-qualified contracts offered by the Registrant.


ITEM 28.    INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

         (a)      Prudential Investment Management Services LLC (PIMS)

         PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc. Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc. The Target Portfolio Trust, The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11.

PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

         (b) Information concerning the directors and officers of PIMS is set forth below:


                                                    POSITIONS AND OFFICES          POSITIONS AND OFFICES
                       NAME (1)                       WITH UNDERWRITER                WITH REGISTRANT
               -----------------------       ---------------------------------  ---------------------

                   Robert F. Gunia........   President                          None

                   Kenneth I.  Schindler..   Executive Vice President & Chief   None
                                             Compliance Officer

                   Scott Sleyster.........   Executive Vice President           None

                   Stephen Pelletier......   Executive Vice President           None

                   Bernard B. Winograd....   Executive Vice President           None

                   Edward P. Baird........   Executive Vice President           None

                   William V. Healey......   Senior Vice President, Secretary   None
                                             and Chief Legal Officer

                   Michael J. McQuade.....   Senior Vice President,             None
                                             Comptroller and
                                             Chief Financial Officer

                   C. Edward Chaplin......   Executive Vice President and       None
                                             Treasurer

                   David Odenath..........   Vice President                     None

                   Peter J. Boland........   Vice President and Deputy          None
                                             Chief Operating Officer

----------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)

-------------------------------------------------------------------------------------------------------------------------
Name of Principal Underwriter   Net Underwriting Discounts    Compensation on Redemption    Brokerage
                                and Commissions                                             Commission
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Prudential Investment           $ 4,640,747                   $ -0-                         $-0-
Management Services, LLC
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life of New Jersey hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life of New Jersey.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 23rd day of February, 2004.


                  THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                 BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   (Depositor)

             Attest: /s/ CLIFFORD E. KIRSCH                  /s/  ANDREW J. MAKO
             ---------------------------------               -------------------
                     CLIFFORD E. KIRSCH                      ANDREW J. MAKO
                     CHIEF LEGAL OFFICER AND SECRETARY       PRESIDENT


                                   SIGNATURES

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                     SIGNATURE AND TITLE


                       *
               -------------------------------------------
                      VIVIAN L. BANTA                                Date  February 23, 2004
                      CHAIRMAN AND DIRECTOR

                       *
               -------------------------------------------
                      WILLIAM J. ECKERT, IV
                      VICE PRESIDENT AND CHIEF
                       ACCOUNTING OFFICER

                                                                     *By: CLIFFORD E. KIRSCH
                                                                     -----------------------
                       *                                             CLIFFORD E. KIRSCH
               --------------------------------------------
                      JAMES J. AVERY JR.                             (ATTORNEY-IN-FACT)
                     VICE CHAIRMAN AND DIRECTOR

                       *
               --------------------------------------------
                      RONALD P. JOELSON
                      DIRECTOR

                       *
               --------------------------------------------
                      RICHARD J. CARBONE
                      DIRECTOR

                       *
               --------------------------------------------
                      HELEN M. GALT
                      DIRECTOR

                       *
               --------------------------------------------
                      DAVID R. ODENATH, JR.
                      DIRECTOR

                       *
               --------------------------------------------
                      ANDREW J. MAKO
                      PRESIDENT AND DIRECTOR


                                  EXHIBIT INDEX

EXHIBITS


(9)       Opinion of Counsel as to legality of the securities being registered.